                     As filed with the SEC on August 27, 2001


                                                           File Nos. 333-65965
                                                                     811-9003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]


                            Pre-Effective Amendment No.                      [ ]

                           Post-Effective Amendment No. 10                   [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]


                                Amendment No. 12                             [X]

                        (Check appropriate box or boxes)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)


                     Portion Relating to Polaris II A-Class


                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
       ---
        X   on August 28, 2001 pursuant to paragraph (b) of Rule 485
       ---
            60 days after filing pursuant to paragraph (a) of Rule 485
       ---
            on                 pursuant to paragraph (a) of Rule 485
       ---     ---------------


                                   ----------

                          VARIABLE ANNUITY ACCOUNT SEVEN

                              Cross Reference Sheet

                               PART A - PROSPECTUS

     Incorporated herein by reference to Post-Effective Amendment No. 7 under the Securities Act of 1933 and No. 9 under the Investment Act of 1940 to Registration Statement file No. 333-65965 and 811-9003 filed on Form N-4 on April 13, 2001.

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Glossary

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A - Condensed
                                                          Financial Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Polaris II A-Class
                                                          Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Polaris II A-Class
                                                          Variable Annuity;
                                                          Purchasing a Polaris
                                                          Class A Variable
                                                          Annuity; Investment
                                                          Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris II A-Class
                                                          Variable Annuity

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Polaris II A-Class
                                                    Variable Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris II A-Class
                                                    Variable Annuity (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements



                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           [POLARIS(II) A-CLASS LOGO]

                                   PROSPECTUS


                                AUGUST 28, 2001



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the                 in connection with
Polaris(II) A-Class Variable Annuity.         VARIABLE ANNUITY ACCOUNT SEVEN
                                              The annuity has 37 investment choices -- 7 fixed account
To learn more about the annuity               options and 30 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and DCA accounts for 6-month and 1-year periods.
Additional Information ("SAI") dated          The 30 Variable Portfolios are part of the Anchor Series
August 28, 2001. The SAI is on file           Trust ("AST") and the SunAmerica Series Trust ("SST").
with the Securities and Exchange
Commission ("SEC") and is                     STOCKS:
incorporated by reference into this           MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
prospectus. The Table of Contents of          - Alliance Growth Portfolio                              SST
the SAI appears on page 24 of this            - Global Equities Portfolio                              SST
prospectus. For a free copy of the            - Growth-Income Portfolio                                SST
SAI, call us at (800) 445-SUN2 or             MANAGED BY DAVIS SELECTED ADVISERS L.P.
write to us at our Annuity Service            - Davis Venture Value Portfolio                          SST
Center, P.O. Box 54299, Los Angeles,          - Real Estate Portfolio                                  SST
California 90054-0299.                        MANAGED BY FEDERATED INVESTORS L.P.
                                              - Federated Value Portfolio                              SST
In addition, the SEC maintains a              - Telecom Utility Portfolio                              SST
website (http://www.sec.gov) that             MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
contains the SAI, materials                   - Goldman Sachs Research Portfolio                       SST
incorporated by reference and other           MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
information filed electronically with         - MFS Growth & Income Portfolio                          SST
the SEC by Anchor National.                   - MFS Mid-Cap Growth Portfolio                           SST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
Annuities involve risks, including            - International Diversified Equities Portfolio           SST
possible loss of principal. Annuities         - Technology Portfolio                                   SST
are not a deposit or obligation of,           MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
or guaranteed or endorsed by, any             - Emerging Markets Portfolio                             SST
bank. They are not Federally insured          - International Growth & Income Portfolio                SST
by the Federal Deposit Insurance              - Putnam Growth Portfolio                                SST
Corporation, the Federal Reserve              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
Board or any other agency.                    - Aggressive Growth Portfolio                            SST
                                              - Blue Chip Growth Portfolio                             SST
                                              - "Dogs" of Wall Street Portfolio                        SST
                                              - Growth Opportunities Portfolio                         SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Capital Appreciation Portfolio                         AST
                                              - Growth Portfolio                                       AST
                                              BALANCED:
                                              MANAGED BY WM ADVISORS, INC.
                                              - Asset Allocation Portfolio                             SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Total Return Portfolio                             SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - SunAmerica Balanced Portfolio                          SST
                                              BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                               SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                              - Global Bond Portfolio                                  SST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                              - Worldwide High Income Portfolio                        SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - High-Yield Bond Portfolio                              SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Government & Quality Bond Portfolio                    AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                              - Cash Management Portfolio                              SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

Anchor National's Annual Report on Form 10-K for the year ended December 31,
2000.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Sales Charge..........................................     5
       Transfer Fee..........................................     5
       Contract Maintenance Fee..............................     5
       Annual Separate Account Expenses......................     5
       Optional EstatePlus Fee...............................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS(II) A-CLASS VARIABLE ANNUITY....................     7
 PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY...........     7
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
 INVESTMENT OPTIONS..........................................     9
       Variable Portfolios...................................     9
       Anchor Series Trust...................................     9
       SunAmerica Series Trust...............................     9
       Fixed Account Options.................................     9
       Market Value Adjustment ("MVA").......................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing Program..................    12
       Principal Advantage Program...........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
       Purchase Payment Accumulation Option..................    13
       Maximum Anniversary Option............................    14
       EstatePlus............................................    14
       Spousal Continuation..................................    15
 EXPENSES....................................................    15
       Insurance Charges.....................................    15
       Sales Charge..........................................    15
       Reducing Your Sales Charges...........................    16
       Letter of Intent......................................    16
       Rights of Accumulation................................    17
       Purchase Payments Subject to a Withdrawal Charge......    17
       Investment Charges....................................    17
       Transfer Fee..........................................    17
       Optional EstatePlus Fee...............................    17
       Premium Tax...........................................    17
       Income Taxes..........................................    17
       Reduction or Elimination of Charges and Expenses, and
         Additional Amounts Credited.........................    18
 INCOME OPTIONS..............................................    18
       Annuity Date..........................................    18
       Income Options........................................    18
       Fixed or Variable Income Payments.....................    19
       Income Payments.......................................    19
       Transfers During the Income Phase.....................    19
       Deferment of Payments.................................    19
       The Income Protector Feature..........................    19
 TAXES.......................................................    20
       Annuity Contracts in General..........................    20
       Tax Treatment of Distributions - Non-qualified
         Contracts...........................................    20
       Tax Treatment of Distributions - Qualified
         Contracts...........................................    21
       Minimum Distributions.................................    21
       Tax Treatment of Death Benefits.......................    21
       Diversification.......................................    21
 PERFORMANCE.................................................    22
 OTHER INFORMATION...........................................    22
       Anchor National.......................................    22
       The Separate Account..................................    22
       The General Account...................................    22
       Distribution of the Contract..........................    23
       Administration........................................    23
       Legal Proceedings.....................................    23
       Ownership.............................................    23
       Custodian.............................................    23
       Independent Accountants...............................    23
       Registration Statement................................    23
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 24
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION...............................................   C-1
 APPENDIX D -- PREMIUM TAXES.................................   D-1
 APPENDIX E -- HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
  INCOME PROTECTOR FEATURE...................................   E-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 GROSS PURCHASE PAYMENTS - The money you give us to buy the
 contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase
 Payments.
 QUALIFIED (CONTRACT) - A contract purchased with pre-tax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.


ALL FINANCIAL REPRESENTATIVES THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS
                     ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris(II) A-Class Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charge we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.



ANCHOR NATIONAL OFFERS SEVERAL VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            OWNER TRANSACTION EXPENSES

  SALES CHARGE

                                               SALES CHARGE AS A
      INVESTMENT AMOUNT (AS DEFINED           PERCENTAGE OF GROSS
   IN SALES CHARGE SECTION ON PAGE 15)     PURCHASE PAYMENT INVESTED*
  --------------------------------         --------------------------
 Less than $50,000........................           5.75%
 $50,000 but less than $100,000...........           4.75%
 $100,000 but less than $250,000..........           3.50%
 $250,000 but less than $500,000..........           2.50%
 $500,000 but less than $1,000,000........           2.00%
 $1,000,000 or more.......................          0.50%**

 * Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION ON PAGE 15.
** A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.

 TRANSFER FEE.......................... No charge for first 15 transfers each year; thereafter, fee is $25
                                        ($10 in Pennsylvania and Texas)
                                        per transfer

  CONTRACT MAINTENANCE FEE . . . . . . . . . . . . . . . . . . .            None
  ANNUAL SEPARATE ACCOUNT EXPENSES

  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)


  Mortality and Expense Risk Charge.........................  0.70%
  Distribution Expense Charge...............................  0.15%
                                                              -----
     TOTAL SEPARATE ACCOUNT EXPENSES........................  0.85%
                                                              =====

  OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY.)

  Fee as a percentage of your daily net asset value.......  0.25%
                                                            -----

                               PORTFOLIO EXPENSES
                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2000)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation*                                            0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.59%           0.08%            0.67%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.66%           0.05%            0.71%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

* The expenses noted here are restated to reflect a management fee increase for the portfolio which became effective on August 1, 2000 following approval by the Board of Trustees of the Trust and shareholders. Actual management fees and total annual expenses incurred at fiscal year end 2000 were 0.65% and 0.70%, respectively.

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.66%           0.04%            0.70%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.04%            0.64%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1,4)                                            0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management(5)                                               0.49%           0.03%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.62%           0.07%            0.69%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.04%            0.75%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                            0.60%           0.12%            0.72%
-----------------------------------------------------------------------------------------------------------
Emerging Markets(1)                                              1.25%           0.32%            1.57%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond(2)                                                   0.69%           0.12%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.70%           0.14%            0.84%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1,3,4)                                    1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.04%            0.57%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1,4)                                        0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.21%            1.21%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.23%            1.18%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1,2)                                          0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return(2)                                              0.66%           0.08%            0.74%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.75%           0.04%            0.79%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.16%            0.96%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Technology(4)                                                    1.20%           0.29%            1.49%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2,6)                                             0.75%           0.09%            0.84%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.10%            1.10%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

 (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursements of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.81%; Goldman Sachs Research 1.63%; and Growth Opportunities 1.26%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.53%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.82%.
 (2) Gross of custody credits of 0.01%.
 (3) This ratio reflects an expense cap of 1.35% for Goldman Sachs Research which is net of custody credits of 0.01% or waivers/reimbursements if applicable.
 (4) Annualized.
 (5) Formerly managed by SunAmerica Asset Management Corp.
 (6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and a sales charge of 5.75% as well as investment management expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable. At the 5.75% sales charge level, we do not deduct any additional fees or charges when you surrender your contract.*

(a) If you elect the optional EstatePlus benefit.

(b) If you do not elect the optional EstatePlus benefit.

                                                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                           (a) $76    (a) $113    (a) $153    (a) $263
                                                               (b) $73    (b) $106    (b) $140    (b) $237
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    (a) $75    (a) $111    (a) $149    (a) $255
                                                               (b) $73    (b) $103    (b) $136    (b) $229
-----------------------------------------------------------------------------------------------------------
Growth                                                         (a) $75    (a) $112    (a) $151    (a) $259
                                                               (b) $73    (b) $104    (b) $138    (b) $233
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $75    (a) $111    (a) $150    (a) $258
                                                               (b) $73    (b) $104    (b) $138    (b) $232
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $75    (a) $110    (a) $147    (a) $252
                                                               (b) $72    (b) $102    (b) $135    (b) $226
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $75    (a) $110    (a) $147    (a) $252
                                                               (b) $72    (b) $102    (b) $135    (b) $226
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $77    (a) $116    (a) $157    (a) $273
                                                               (b) $74    (b) $109    (b) $145    (b) $248
-----------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $74    (a) $106    (a) $141    (a) $239
                                                               (b) $71    (b) $ 99    (b) $129    (b) $213
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $75    (a) $111    (a) $150    (a) $257
                                                               (b) $73    (b) $104    (b) $137    (b) $231
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $76    (a) $113    (a) $153    (a) $263
                                                               (b) $73    (b) $106    (b) $140    (b) $237
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          (a) $75    (a) $112    (a) $151    (a) $260
                                                               (b) $73    (b) $105    (b) $139    (b) $234
-----------------------------------------------------------------------------------------------------------
Emerging Market                                                (a) $84    (a) $137    (a) $192    (a) $342
                                                               (b) $81    (b) $129    (b) $180    (b) $318
-----------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $76    (a) $113    (a) $153    (a) $264
                                                               (b) $73    (b) $106    (b) $141    (b) $238
-----------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $76    (a) $115    (a) $155    (a) $269
                                                               (b) $74    (b) $107    (b) $143    (b) $244
-----------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $77    (a) $116    (a) $157    (a) $272
                                                               (b) $74    (b) $108    (b) $145    (b) $247
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $82    (a) $130    (a) $181    (a) $321
                                                               (b) $79    (b) $123    (b) $169    (b) $297
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $74    (a) $108    (a) $144    (a) $245
                                                               (b) $72    (b) $100    (b) $131    (b) $219
-----------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $78    (a) $120    (a) $165    (a) $288
                                                               (b) $76    (b) $113    (b) $153    (b) $263
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                (a) $75    (a) $112    (a) $151    (a) $259
                                                               (b) $73    (b) $104    (b) $138    (b) $233
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $80    (a) $126    (a) $175    (a) $308
                                                               (b) $78    (b) $119    (b) $163    (b) $284
-----------------------------------------------------------------------------------------------------------
International Growth & Income                                  (a) $80    (a) $125    (a) $173    (a) $305
                                                               (b) $78    (b) $118    (b) $161    (b) $281
-----------------------------------------------------------------------------------------------------------
MFS Growth & Income                                            (a) $76    (a) $113    (a) $153    (a) $264
                                                               (b) $73    (b) $106    (b) $141    (b) $238
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap                                                    (a) $76    (a) $115    (a) $156    (a) $270
                                                               (b) $74    (b) $108    (b) $144    (b) $245
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                               (a) $76    (a) $113    (a) $152    (a) $262
                                                               (b) $73    (b) $105    (b) $140    (b) $236
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $76    (a) $114    (a) $154    (a) $267
                                                               (b) $74    (b) $107    (b) $142    (b) $242
-----------------------------------------------------------------------------------------------------------
Real Estate                                                    (a) $78    (a) $119    (a) $163    (a) $284
                                                               (b) $75    (b) $112    (b) $151    (b) $259
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $75    (a) $110    (a) $147    (a) $252
                                                               (b) $72    (b) $102    (b) $135    (b) $226
-----------------------------------------------------------------------------------------------------------
Technology                                                     (a) $83    (a) $134    (a) $188    (a) $334
                                                               (b) $81    (b) $127    (b) $176    (b) $311
-----------------------------------------------------------------------------------------------------------
Telecom Utility                                                (a) $77    (a) $116    (a) $157    (a) $272
                                                               (b) $74    (b) $108    (b) $145    (b) $247
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $79    (a) $123    (a) $169    (a) $297
                                                               (b) $77    (b) $116    (b) $157    (b) $273
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

* We do not currently charge a withdrawal charge upon annuitization, unless the contract is annuitized using the Income Protector feature. We assess any applicable withdrawal charge upon annuitization under the Income Protector feature assuming a full surrender of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represented both fees at the separate account (contract) level as well as portfolio company investment management fees. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Emerging Markets 1.90% (recouping prior expense reimbursements); Goldman Sachs Research 1.35%; Growth Opportunities 1.00%; MFS Mid Cap Growth 1.15% (recouping prior expense reimbursements); Technology 1.55%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. In addition to the stated assumptions, the Examples also assume an Insurance Charge of 0.85% and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  THE HISTORICAL ACCUMULATION VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                    THE POLARIS(II) A-CLASS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss your purchase decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in portfolios which, like mutual funds, vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 30 Variable Portfolios.

The contract also offers seven fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Polaris(II) A-Class Variable Annuity. When you purchase a Polaris(II) A-Class Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                        PURCHASING A POLARIS(II) A-CLASS
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 20.

-----------------------------------------------------------
                       Minimum Initial        Minimum
                        Gross Purchase    Subsequent Gross
                           Payment        Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Gross Purchase Payments greater than $1,500,000 (or greater than $1,330,000 if EstatePlus is elected). The Company reserves the right to refuse any Gross Purchase Payment including one which would cause the total Gross Purchase Payments to exceed $1,500,000 (or $1,330,000 if EstatePlus is elected) at the time of the Gross Purchase Payment. Additionally, the optional automatic payment plan allows you to make subsequent Gross Purchase Payments of as little as $20.


We may refuse any Gross Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone age 91 or older. You may not elect Estate Plus if you are age 81 or older at the time of contract issue.


We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 9.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account funding the Polaris(II) A-Class variable annuity. We base the number of Accumulation Units you receive on the value of the Variable Portfolio as of the day we receive your money, if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:


     1. Determining the total value of money invested in a particular Variable Portfolio;



     2. Subtracting from that amount all applicable insurance charges; and



     3. Dividing this amount by the number of outstanding Accumulation Units at the end of the given NYSE business day.


We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Global Bond Portfolio. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund the value of your contract on the day we receive your request, plus the sales charge we deducted. The amount refunded may be more or less than the amount you originally invested.

Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash

Management Portfolio during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payment; or (2) the value of your contract plus the sales charge we deducted. At the end of the free look period, we allocate your money according to your instructions.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 30 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly-owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST
  MANAGED BY DAVIS SELECTED ADVISERS L.P.
      - Davis Venture Value Portfolio                                        SST
      - Real Estate Portfolio                                                SST
  MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                     SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Growth & Income Portfolio                                        SST
      - MFS Mid-Cap Growth Portfolio                                         SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
      - Emerging Markets Portfolio                                           SST
      - International Growth & Income Portfolio                              SST
      - Putnam Growth Portfolio                                              SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
BALANCED:


  MANAGED BY WM ADVISORS, INC.

      - Asset Allocation Portfolio                                           SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                           SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - SunAmerica Balanced Portfolio                                        SST
BONDS:

  MANAGED BY FEDERATED INVESTORS L.P.
      - Corporate Bond Portfolio                                             SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
      - Global Bond Portfolio                                                SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
      - Worldwide High Income Portfolio                                      SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORPORATION
      - High-Yield Bond Portfolio                                            SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
      - Government & Quality Bond Portfolio                                  AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. Additionally, we guarantee the interest rate for money allocated to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost

Averaging Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 11 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the fixed account options other than the DCA fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent Purchase Payments allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options. See DOLLAR COST AVERAGING ON PAGE 11 for more information.

MARKET VALUE ADJUSTMENT ("MVA")


NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION.



If you take money out of the 3, 5, 7 or 10-year fixed account options before the end of the guarantee period, we make market value adjustment to your contract (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.


We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.


Anchor National does not assess an MVA against withdrawals under the following circumstances:



     - If a withdrawal is made within 30 days after the end of a guarantee period;


     - If a withdrawal is made to pay contract charges;

     - Upon payment of a death benefit; or
     - Upon annuitization, if occurring on the latest Annuity Date.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or
     - such third party is a trustee/fiduciary for you or appointed by you to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. HOWEVER, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 18.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. When you allocate a Purchase Payment into a DCA fixed account, your money is transferred into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on:

     - the total amount of money allocated to the account; and
     - the frequency of transfers selected.


For example, if you allocate $1,000 to the 1-year DCA fixed account and you select monthly transfers, we completely transfer all of your money to the selected investment options over a period of ten months.


You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit nor guarantee against a loss. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option after we deduct sales charges. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying Trust portfolios become unavailable for investment, we may be required to substitute shares of another underlying portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 18.

We deduct a MVA if a partial withdrawal comes from the 3, 5, 7 or 10-year fixed account prior to the end of the guarantee period. Additionally, a withdrawal charge may apply in limited circumstances. If you withdraw your entire contract value, we also deduct premium taxes if applicable. SEE EXPENSES ON PAGE 15.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 20.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in your contract is at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option(s) in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and a MVA may apply. SEE EXPENSES ON PAGE 15.

We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.


----------------------------------------------------------------

----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial advisor to determine which option is best for you.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 18.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:



     1. a certified copy of the death certificate; or


     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income option payments must begin within one year of your death.

If the Beneficiary is the spouse of the deceased original owner, he or she can elect to continue the contract. SEE SPOUSAL CONTINUATION ON PAGE 15.


If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees or charges applicable to such withdrawals.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:


     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2. total Gross Purchase Payments less withdrawals; or



     3. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or



     4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.


OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:


     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2. total Gross Purchase Payments less withdrawals; or



     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals since that contract anniversary.



If you are age 90 or older at the time of death and selected the Maximum Anniversary option, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this option if:


     - you are age 81 or older at the time of contract issue, or
     - you are age 90 or older at the time of your death.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

The term "Net Purchase Payment" is used frequently in explaining the EstatePlus benefit. We define Net Purchase Payments as Gross Purchase Payments less an adjustment for each withdrawal.


To calculate the adjustment amount for a withdrawal, you first determine the percentage by which the contract value is reduced by the withdrawal, on the date of the withdrawal. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking that withdrawal. The percentage amount is then multiplied by the amount of Net Purchase Payments immediately before the withdrawal to get the adjustment amount. This amount is subtracted from the amount of Net Purchase Payment(s) immediately before the withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract.


The EstatePlus benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you were age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthday at the time we issue your contract the table below shows the available EstatePlus benefit:


---------------------------------------------------------------
CONTRACT YEAR           ESTATEPLUS           MAXIMUM
OF DEATH                PERCENTAGE           ESTATEPLUS
                                             PERCENTAGE
---------------------------------------------------------------
All Contract Years      25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------


* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a .25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not available after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 18.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.



Upon the spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations, except as explained in Appendix C.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the sales, insurance or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 0.85% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. There is no insurance charge deducted from amounts allocated to the fixed account options.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section on page 17; or

     2. The amount, if any, you agree to contribute to this contract and your eligible related contracts over a 13-month period as designated by you in a Letter of Intent (described below).


Eligible related contracts currently include any of the following contracts issued by Anchor National: American Pathway, ICAP, Polaris, Polaris(II), Polaris(II) Asset Manager, Polaris Platinum, Polaris Protector, Seasons, Seasons Select, and Seasons Select(II) contracts owned by you, your spouse and/or your children under age 21.



------------------------------------------------------------
                                     SALES CHARGE AS A
                                PERCENTAGE OF GROSS PURCHASE
       INVESTMENT AMOUNT              PAYMENT INVESTED
------------------------------------------------------------
  Less than $ 50,000                       5.75%
  $ 50,000 - $ 99,999                      4.75%
  $100,000 - $249,999                      3.50%
  $250,000 - $499,999                      2.50%
  $500,000 - $999,999                      2.00%
  $1,000,000 or more                       0.50%*
------------------------------------------------------------

* Additionally, a withdrawal charge of 0.50% applies to gross purchase payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE ON PAGE 17.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Letter of Intent and Rights of Accumulation features allow you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED ON PAGE 18.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract count towards your investment goal. Additionally, Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your Polaris(II) A-Class contract) may count towards meeting your investment goal. If you use prior Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Purchase Payment. If you wish to use prior Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for each Gross Purchase Payment would have been 5.75%.


You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial advisor or our Annuity Service Center.


You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your Polaris(II) A-Class contract and purchase payments made to any eligible related contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal or Rights of Accumulation privileges. The charges are deducted from your investment options in the same proportion as their values are to your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.


The Letter of Intent feature may not be available in all states. Please contact your financial advisor regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than your Polaris(II) A-Class contract, you or your financial representative must inform us of the related contracts each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current contract values of your eligible related contracts.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment qualifying for a sales charge of 0.50% (that is, your investment amount is $1,000,000 or more) remains subject to a withdrawal charge of 0.50%. The withdrawal charge applies to such Gross Purchase Payment or any portion of it withdrawn if invested less than 12 months prior to such withdrawal.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract, we deduct any applicable sales charge from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector program. If you elect to receive income payments using the Income Protector program, we assess any applicable withdrawal charge when calculating your Income Benefit Base. SEE INCOME OPTIONS ON PAGE 18.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 20.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES ON PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 9.

OPTIONAL ESTATEPLUS FEE


Please see page 15 of this Prospectus for additional information regarding the EstatePlus Fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX D provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.


In addition, financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing the contract in fee-based investment products pursuant to an agreement with the Distributor, may purchase a version of Polaris(II) A-Class without incurring a front-end and/or contingent deferred sales load.


Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot access your money through a withdrawal or surrender.


Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 20.

INCOME OPTIONS

Currently, this contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3, for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years or 20 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period, ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. Any applicable withdrawal charges will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.


For more information regarding Income Options using the Income Protector feature, please see below.


FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:


     - for life options, your age when payments begin; and



     - the value of your contract in the Variable Portfolios on the Annuity Date; and



     - the 3.5% assumed investment rate used in the annuity table for the contract; and


     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state. Check with your financial advisor regarding availability.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

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

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. SEE APPENDIX E FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of Qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA, (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.


The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under Section 403(b) or to a custodial account under Section 403(b)(7).


MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) for Qualified contracts other than IRAs, the calendar year in which you retire. We currently waive withdrawal charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the required minimum distribution amount for a particular contract. Minimum distributions are not required under a Roth IRA contract during your lifetime.

The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.

Failure to satisfy the minimum distribution requirement may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                  PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the particular variable portfolio was incepted through the separate account, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.


Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").



Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


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                               OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, STC Inc., SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six wholly-owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Annuity Account Seven ("separate account"), under Arizona law on August 28, 1998. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National. Assets in the separate account are not guaranteed by Anchor National.


THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 5.00% of your Gross Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. The sales charges on your contract cover the cost of commissions we pay to the representative.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell, or are expected to sell, the contract or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.


During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.


It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Polaris(II) A-Class Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS


The audited consolidated financial statements of Anchor National at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998; and the audited financial statements of Variable Annuity Account Seven (Portion Relating to the Polaris II A-Class Variable Annuity) at April 30, 2001 and for the year ended April 30, 2001 and for period from inception to April 30, 2000, are incorporated by reference in this prospectus in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      9
Annuity Unit Values...........................      9
Taxes.........................................     12
Distribution of Contracts.....................     16
Financial Statements..........................     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         ACCUMULATION OF UNIT VALUE AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO
               POLARIS II A-CLASS PORTFOLIOS                        4/30/00             4/30/01
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      14.03
                                                                                     (b)      12.97
  Ending AUV................................................          14.03          (a)      11.59
                                                                                     (b)      11.59
  Ending Number of AUs......................................        226,697          (a)  1,301,826
                                                                                     (b)     11,589
---------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date - 12/16/99)
  Beginning AUV.............................................          10.00          (a)      10.13
                                                                                     (b)      11.09
  Ending AUV................................................          10.13          (a)      11.18
                                                                                     (b)      11.18
  Ending Number of AUs......................................         10,743          (a)    142,268
                                                                                     (b)      2,041
---------------------------------------------------------------------------------------------------
Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.95
                                                                                     (b)      11.29
  Ending AUV................................................          11.95          (a)      10.26
                                                                                     (b)      10.25
  Ending Number of AUs......................................         93,965          (a)    563,506
                                                                                     (b)      6,206
---------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      14.14
                                                                                     (b)      11.78
  Ending AUV................................................          14.14          (a)      10.17
                                                                                     (b)      10.16
  Ending Number of AUs......................................         49,324          (a)    207,783
                                                                                     (b)        365
---------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.75
                                                                                     (b)       9.76
  Ending AUV................................................          11.75          (a)       8.50
                                                                                     (b)       8.50
  Ending Number of AUs......................................        423,804          (a)  2,004,620
                                                                                     (b)     10,150
---------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 11/12/99)
  Beginning AUV.............................................          10.00          (a)      10.34
                                                                                     (b)      10.35
  Ending AUV................................................          10.34          (a)       9.97
                                                                                     (b)       9.97
  Ending Number of AUs......................................         14,781          (a)    112,976
                                                                                     (b)         --
---------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 9/5/00)
  Beginning AUV.............................................            N/A          (a)      10.00
                                                                                     (b)       8.03
  Ending AUV................................................            N/A          (a)       7.11
                                                                                     (b)       7.10
  Ending Number of AUs......................................            N/A          (a)     30,980
                                                                                     (b)        335
---------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.20
                                                                                     (b)      10.60
  Ending AUV................................................          10.20          (a)      10.71
                                                                                     (b)      10.71
  Ending Number of AUs......................................          3,737          (a)     58,423
                                                                                     (b)        495
---------------------------------------------------------------------------------------------------
(a)Without election of optional EstatePlus feature.
(b)With election of optional EstatePlus feature, which became available for sale on January 25,
2001.
AUV - Accumulation Unit Value
AU - Accumulation Units

                         ACCUMULATION OF UNIT VALUE AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO
               POLARIS II A-CLASS PORTFOLIOS                        4/30/00             4/30/01
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 12/27/99)
  Beginning AUV.............................................          10.00          (a)      10.01
                                                                                     (b)      10.64
  Ending AUV................................................          10.01          (a)      10.74
                                                                                     (b)      10.73
  Ending Number of AUs......................................          3,500          (a)     87,233
                                                                                     (b)         90
---------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.61
                                                                                     (b)      11.59
  Ending AUV................................................          11.61          (a)      10.82
                                                                                     (b)      10.81
  Ending Number of AUs......................................        353,493          (a)  1,957,911
                                                                                     (b)     16,912
---------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 1/3/00)
  Beginning AUV.............................................          10.00          (a)       9.51
                                                                                     (b)      10.18
  Ending AUV................................................           9.51          (a)      10.71
                                                                                     (b)      10.71
  Ending Number of AUs......................................          3,381          (a)     30,007
                                                                                     (b)         --
---------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 11/10/99)
  Beginning AUV.............................................          10.00          (a)      11.53
                                                                                     (b)       9.07
  Ending AUV................................................          11.53          (a)       8.06
                                                                                     (b)       8.07
  Ending Number of AUs......................................         16,356          (a)    152,174
                                                                                     (b)      2,733
---------------------------------------------------------------------------------------------------
Federated Value (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      10.03
                                                                                     (b)      10.78
  Ending AUV................................................          10.03          (a)      10.68
                                                                                     (b)      10.67
  Ending Number of AUs......................................         49,962          (a)    227,673
                                                                                     (b)        206
---------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.20
                                                                                     (b)      10.92
  Ending AUV................................................          10.20          (a)      11.01
                                                                                     (b)      11.01
  Ending Number of AUs......................................          1,149          (a)     17,170
                                                                                     (b)         44
---------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 11/8/99)
  Beginning AUV.............................................          10.00          (a)      11.70
                                                                                     (b)       9.90
  Ending AUV................................................          11.70          (a)       8.65
                                                                                     (b)       8.65
  Ending Number of AUs......................................         81,597          (a)    506,012
                                                                                     (b)      2,756
---------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 8/1/00)
  Beginning AUV.............................................            N/A          (a)      10.00
                                                                                     (b)       9.76
  Ending AUV................................................            N/A          (a)       8.72
                                                                                     (b)       8.72
  Ending Number of AUs......................................            N/A          (a)     31,175
                                                                                     (b)        326
---------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.39
                                                                                     (b)      10.42
  Ending AUV................................................          11.39          (a)       9.51
                                                                                     (b)       9.51
  Ending Number of AUs......................................        335,543          (a)  1,673,087
                                                                                     (b)      8,279
---------------------------------------------------------------------------------------------------
(a)Without election of optional EstatePlus feature.
(b)With election of optional EstatePlus feature, which became available for sale on January 25,
2001.
AUV - Accumulation Unit Value
AU - Accumulation Units

                         ACCUMULATION OF UNIT VALUE AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO
               POLARIS II A-CLASS PORTFOLIOS                        4/30/00             4/30/01
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 8/22/00)
  Beginning AUV.............................................            N/A          (a)      10.00
                                                                                     (b)       8.60
  Ending AUV................................................            N/A          (a)       6.86
                                                                                     (b)       6.86
  Ending Number of AUs......................................            N/A          (a)     54,857
                                                                                     (b)         --
---------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 11/29/99)
  Beginning AUV.............................................          10.00          (a)      10.06
                                                                                     (b)       9.71
  Ending AUV................................................          10.06          (a)       9.30
                                                                                     (b)       9.30
  Ending Number of AUs......................................         13,058          (a)     91,018
                                                                                     (b)         --
---------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date -
  11/23/99)
  Beginning AUV.............................................          10.00          (a)       9.87
                                                                                     (b)       8.63
  Ending AUV................................................           9.87          (a)       7.96
                                                                                     (b)       7.95
  Ending Number of AUs......................................         30,627          (a)    139,489
                                                                                     (b)        656
---------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      10.82
                                                                                     (b)      10.46
  Ending AUV................................................          10.82          (a)       9.72
                                                                                     (b)       9.72
  Ending Number of AUs......................................        132,522          (a)    663,722
                                                                                     (b)      1,472
---------------------------------------------------------------------------------------------------
MFS Growth & Income (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      10.49
                                                                                     (b)      10.34
  Ending AUV................................................          10.49          (a)       9.74
                                                                                     (b)       9.74
  Ending Number of AUs......................................        114,191          (a)    581,736
                                                                                     (b)      5,570
---------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      13.69
                                                                                     (b)      14.87
  Ending AUV................................................          13.69          (a)      13.19
                                                                                     (b)      13.19
  Ending Number of AUs......................................         30,505          (a)    344,347
                                                                                     (b)        306
---------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      10.22
                                                                                     (b)      11.64
  Ending AUV................................................          10.22          (a)      11.79
                                                                                     (b)      11.78
  Ending Number of AUs......................................         50,264          (a)    355,139
                                                                                     (b)      4,588
---------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date - 11/1/99)
  Beginning AUV.............................................          10.00          (a)      11.33
                                                                                     (b)       9.55
  Ending AUV................................................          11.33          (a)       8.38
                                                                                     (b)       8.38
  Ending Number of AUs......................................        177,965          (a)    820,691
                                                                                     (b)      3,244
---------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 2/7/00)
  Beginning AUV.............................................          10.00          (a)      10.77
                                                                                     (b)      12.42
  Ending AUV................................................          10.77          (a)      12.62
                                                                                     (b)      12.62
  Ending Number of AUs......................................          2,461          (a)     15,795
                                                                                     (b)         39
---------------------------------------------------------------------------------------------------
(a)Without election of the optional EstatePlus feature.
(b)With election of the optional EstatePlus feature, which became available for sale on January 25,
2001.
AUV - Accumulation Unit Value
AU - Accumulation Units

                         ACCUMULATION OF UNIT VALUE AND ACCUMULATION UNITS
                                                                 INCEPTION TO         4/30/00 TO
               POLARIS II A-CLASS PORTFOLIOS                        4/30/00             4/30/01
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 10/28/99)
  Beginning AUV.............................................          10.00          (a)      11.01
                                                                                     (b)      10.08
  Ending AUV................................................          11.01          (a)       9.34
                                                                                     (b)       9.33
  Ending Number of AUs......................................         93,619          (a)    431,856
                                                                                     (b)        265
---------------------------------------------------------------------------------------------------
Technology (Inception Date - 8/21/00)
  Beginning AUV.............................................            N/A          (a)      10.00
                                                                                     (b)       6.68
  Ending AUV................................................            N/A          (a)       4.38
                                                                                     (b)       4.38
  Ending Number of AUs......................................            N/A          (a)     23,583
                                                                                     (b)         --
---------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 12/16/99)
  Beginning AUV.............................................          10.00          (a)       9.91
                                                                                     (b)       9.12
  Ending AUV................................................           9.91          (a)       9.28
                                                                                     (b)       9.28
  Ending Number of AUs......................................          9,175          (a)     69,692
                                                                                     (b)        104
---------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 11/10/99)
  Beginning AUV.............................................          10.00          (a)      10.42
                                                                                     (b)      10.54
  Ending AUV................................................          10.42          (a)       9.74
                                                                                     (b)       9.74
  Ending Number of AUs......................................          3,802          (a)     31,309
                                                                                     (b)         --
---------------------------------------------------------------------------------------------------
(a)Without election of the optional EstatePlus feature.
(b)With election of the optional EstatePlus feature, which became available for sale on January 25,
2001.
AUV - Accumulation Unit Value
AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                                          (N/12)
                           [(1+I)/(1+J+L)]       - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years (rounded up to an integer) remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

        L=0.005, except in PA where L=0 and FL where L=0.0025.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 (net of the sales charge) and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

We assume no withdrawal charge applies. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

                                   (N/12)
The MVA factor is = [(1+I)/(1+J+L)]       - 1 where L=0.005
                                         (18/12)
                  = [(1.05)/(1.04+0.005)]        - 1
                              (1.5)
                  = (1.004785)      - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

                                   (N/12)
The MVA factor is = [(1+I)/(1+J+L)]       - 1 where L=0.005
                                         (18/12)
                  = [(1.05)/(1.06+0.005)]        - 1
                              (1.5)
                  = (0.985915)      - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section starting on page 13 of the prospectus.


The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.


The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


     1. Purchase Payment Accumulation Option



          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:



          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b. Total Gross Purchase Payments less; or



          c. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or



          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.



          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:



          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b. Total Gross Purchase Payments less withdrawals; or



          c. Total Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or



          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.



     2. Maximum Anniversary Option -- if the Continuing Spouse is below age 90 at the time of death, the death benefit is greater of:



          a. The contract value at the time we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b. Total Gross Purchase Payments since the Continuation Date minus withdrawals; or



          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments minus withdrawals recorded since that contract anniversary. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.


If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive contract value only.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.


The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating

Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.


The following table identifies the factors we use in determining the percentage of earnings that will be added to the death benefit at the Continuing Spouse's date of death, if the Continuing Spouse is age 69 or younger on the Continuation
Date:


-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------


If the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date, the table below shows the available EstatePlus benefit:



-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
 Years                                  Net Purchase
                                        Payments*
-------------------------------------------------------------


* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX D - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%          3.50%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX E - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

-------------------------------------------------------------------------------------------------
                             Minimum annual income if you elect to receive income payments
     If at issue                             on contract anniversary . . .
    you are . . .              7                 10                 15                 20
-------------------------------------------------------------------------------------------------
   Male age 60*              6,108              6,672              7,716              8,832
-------------------------------------------------------------------------------------------------
   Female age 60*            5,388              5,880              6,900              8,112
-------------------------------------------------------------------------------------------------
   Joint**                   4,716              5,028              5,544              5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) A-Class Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

        Date: ----------------------- Signed: ----------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                           IMPORTANT INFORMATION FROM
                            THE SUNAMERICA COMPANIES

                                 PRIVACY NOTICE

The SunAmerica Companies strongly value your trust and believe in protecting any private information we may collect about you in the course of providing our services. This notice is provided to you on behalf of the SunAmerica Companies listed below, which may also be referenced as "SunAmerica," "Us," "We," or "Our."

WHAT INFORMATION DO WE COLLECT AND HOW DO WE USE IT? We collect information about you that is necessary to our insurance, investment and other business relationships with you, and use it for those business purposes. The "Information" may include:

-  your name
-  your address
-  your account balances

-  activity within your account
-  information we may receive from a consumer-reporting agency

For the most part, the Information we collect is given to us directly by either you or your registered representative/agent via your application for one of our annuity contracts or custodial accounts. We may also collect information during the processes of evaluating claims for benefits and providing administration and service on our products. Additionally, we may collect Information about your transactions with us or with others that provide service on our behalf.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM? We disclose your Information as is necessary and/or customary in order to conduct our business, and as otherwise permitted by applicable law. Your information may be disclosed to:

     - OTHERS WHO PROVIDE BUSINESS FUNCTIONS FOR US such as contract administration, mailing services and/or processing transactions for your account. For example, your Information may be disclosed to a service provider that generates account statements for us.

     - OTHER COMPANIES WITH WHOM WE MAY HAVE JOINT MARKETING AGREEMENTS so that you may be provided with a wider variety of products and services. We require joint marketing partners performing services for us to abide by this privacy policy.

We do not sell your Information to other companies so that they may solicit you. We will not share, as described in this paragraph, any health information we may have collected about you.

WHAT IS OUR INFORMATION SECURITY POLICY? SunAmerica considers your Information to be confidential. Only those individuals who need your Information to perform their jobs are authorized to have access to that Information. We also maintain physical, electronic and procedural safeguards with respect to your Information, which comply with federal standards.

HOW CAN YOU REVIEW AND CORRECT YOUR INFORMATION? We have established procedures by which you may access and review your Information. Please contact us at the number below if you would like more information about this process.

WHAT IF YOU BECOME AN INACTIVE CUSTOMER? If you decide to end your relationship with SunAmerica, we will continue to protect your Information as stated in these policies.

IF YOU WOULD LIKE MORE INFORMATION ABOUT THIS PRIVACY POLICY AND YOU OWN A SUNAMERICA FIXED ANNUITY CALL 1-888-333-2349, FOR ALL OTHER INQUIRIES PLEASE CALL 1-800-445-7862.

THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING SUNAMERICA COMPANIES:
SUNAMERICA INC., ANCHOR NATIONAL LIFE INSURANCE COMPANY, FIRST SUNAMERICA LIFE INSURANCE COMPANY, SUNAMERICA LIFE INSURANCE COMPANY, SUNAMERICA TRUST COMPANY, ANCHOR PATHWAY FUND, ANCHOR SERIES TRUST, SEASONS SERIES TRUST AND SUNAMERICA SERIES TRUST.
ADMINISTRATOR FOR THE CENTRAL UNITED LIFE INSURANCE COMPANY OF OMAHA AND FOR JOHN ALDEN LIFE INSURANCE COMPANY

          THIS IS A PRIVACY NOTICE. IT IS NOT PART OF YOUR PROSPECTUS.

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN
             (Portion relating to Polaris II A-Class and Polaris II
                        Asset Manager Variable Annuity)

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 28, 2001, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                August 28, 2001

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
Separate Account .......................................................       3

General Account ........................................................       3

Performance Data .......................................................       4

Income Payments ........................................................       9

Annuity Unit Values ....................................................       9

Taxes ..................................................................      12

Distribution of Contracts ..............................................      16

Financial Statements ...................................................      16

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven was originally established by Anchor National Life Insurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1-year non-MVA fixed account or the 3, 5, 7 or 10 year MVA fixed account options and the DCA (non-MVA) fixed accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial

Purchase Payment of $1,000 allocated to each Variable. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class contracts, the highest up-front sales charge (5.75%) is reflected. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds another contract (Polaris Plus) which has been in existence longer than the Polaris II A-Class and Polaris II Asset Manager Variable Annuity. The majority of Variable Portfolios in the Polaris II A-Class and Polaris II Asset Manager are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class and Polaris II Asset Manager) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio. We may offer this contract through a Registered Investment Adviser in which case you would not be charged a sales charge and performance figures would be higher.

         In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending April 30, 2001, were 4.11% and 4.20%, respectively.


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.

                               POLARIS II A-CLASS

                            STANDARDIZED PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2001

                          AVERAGE ANNUAL TOTAL RETURN*





------------------------------------------------- -------------- ----------------- ---------------- -----------------
                                                   VARIABLE
                                                   PORTFOLIO
                                                   INCEPTION                                         SINCE SEPARATE
               VARIABLE PORTFOLIO                     DATE            1 YEAR           5 YEARS      ACCOUNT INCEPTION
               ------------------                     ----            ------           -------      -----------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Capital Appreciation                           3/19/99            -22.13%             N/A              9.90%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Government & Quality Bond                      3/19/99              4.06%             N/A             -1.39%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth                                         3/19/99            -19.12%             N/A             -2.69%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Aggressive Growth                              3/19/99            -32.24%             N/A             -0.57%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Alliance Growth                                3/19/99            -31.79%             N/A            -10.94%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Asset Allocation                               3/23/99             -9.04%             N/A             -3.87%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Blue Chip Growth                                9/5/00               N/A              N/A            -33.00%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Corporate Bond                                 3/23/99              1.15%             N/A             -3.49%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Davis Venture Value                            3/19/99            -12.20%             N/A             -0.49%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   "Dogs" of Wall Street                          3/19/99              6.21%             N/A             -5.28%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Emerging Markets                               3/23/99            -34.13%             N/A             -4.41%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Federated Value                                3/19/99              0.36%             N/A             -3.51%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Bond                                    3/19/99              1.81%             N/A             -2.27%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Equities                                3/19/99            -30.33%             N/A             -7.76%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Goldman Sachs Research                         8/1/00               N/A               N/A            -17.86
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth Opportunities                           8/22/00              N/A               N/A            -35.37%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth-Income                                  3/19/99            -21.31              N/A             -4.61%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   High-Yield Bond                                3/19/99            -12.87%             N/A             -8.78%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Diversified Equities             3/19/99            -24.04%             N/A            -10.82%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Growth and Income                3/24/99            -15.33%             N/A             -2.26%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Growth and Income                          11/1/99            -12.51%             N/A             -5.59%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Mid-Cap Growth                             11/1/99             -9.14%             N/A             15.69%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Total Return                               10/28/99             8.74%             N/A              7.25%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Putnam Growth                                  3/19/99            -30.24%             N/A            -11.62%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Real Estate                                    3/31/99             11.50%             N/A              3.63%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   SunAmerica Balanced                            3/19/99            -20.05%             N/A             -7.73%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Technology                                     8/21/00              N/A               N/A            -58.76%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Telecom Utility                                3/19/99            -11.73%             N/A             -7.69%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Worldwide High Income                          3/31/99            -11.95%             N/A             -2.97%
------------------------------------------------- -------------- ----------------- ---------------- -----------------

                               POLARIS II A-CLASS

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2001
                           AVERAGE ANNUAL TOTAL RETURN*





------------------------------------------------- -------------- ---------------   ------------     -------------   -------------
                                                      TRUST
                                                    INCEPTION                                                       SINCE TRUST
               VARIABLE PORTFOLIO                     DATE            1 YEAR          5 YEARS         10 YEARS       INCEPTION
               ------------------                     ----            ------          -------        -----------    -----------
------------------------------------------------- -------------- ---------------   ------------     -------------   -------------
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Capital Appreciation                           3/23/87            -22.13%          17.06%           19.71%            15.43%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Government & Quality Bond                      9/5/84               4.06%           5.03%            5.98%             7.81%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth                                         9/5/84             -19.12%          14.68%           13.39%            13.14%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Aggressive Growth                              6/3/96             -32.24%           N/A              N/A              10.90%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Alliance Growth                                2/9/93             -31.79%          16.13%            N/A              16.56%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Asset Allocation                               7/1/93              -9.04%           6.79%            N/A               8.38%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Blue Chip Growth                               7/5/00                 N/A           N/A              N/A             -23.81%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Corporate Bond                                 7/1/93               1.15%           3.83%            N/A               3.84%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Davis Venture Value                            10/28/94           -12.20%          14.09%            N/A              16.80%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   "Dogs" of Wall Street                          4/1/98               6.21%           N/A              N/A              -3.21%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Emerging Markets                               6/2/97             -34.13%           N/A              N/A             -10.42%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Federated Value                                6/3/96               0.36%           N/A              N/A              11.09%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Global Bond                                    7/1/93               1.81%           5.61%            N/A               5.50%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Global Equities                                2/9/93             -30.33%           6.20%            N/A               8.59%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Goldman Sachs Research                         7/5/00               N/A             N/A              N/A             -15.84%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth Opportunities                           7/5/00               N/A             N/A              N/A             -32.14%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth-Income                                  2/9/93             -21.31%          15.38%            N/A              14.21%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   High-Yield Bond                                2/9/93             -12.87%           1.99%            N/A               3.67%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   International Diversified Equities             10/28/94           -24.04%           1.23%            N/A               2.90%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   International Growth and Income                6/2/97             -15.33%           N/A              N/A               5.11%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Growth and Income                          2/9/93             -12.51%           9.04%            N/A               9.69%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Mid-Cap Growth                             4/1/99              -9.14%           N/A              N/A              25.35%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Total Return                               10/28/94             8.74%          10.58%            N/A              12.15%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Putnam Growth                                  2/9/93             -30.24%          10.72%            N/A              10.13%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Real Estate                                    6/2/97              11.50%           N/A              N/A               1.38%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   SunAmerica Balanced                            6/3/96             -20.05%           N/A              N/A               9.81%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Technology                                     7/5/00               N/A             N/A              N/A             -54.85%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Telecom Utility                                6/3/96             -11.73%           N/A              N/A               5.91%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Worldwide High Income                          10/28/94           -11.95%           2.99%            N/A               5.77%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------


* These rates do not reflect election of the optional EstatePlus feature. The rates of return would be lower if the charge for this feature were included in the calculations.

                            POLARIS II ASSET MANAGER
                      STANDARDIZED PERFORMANCE FOR PERIOD
                             ENDING APRIL 30, 2001

                          AVERAGE ANNUAL TOTAL RETURN*





------------------------------------------------- -------------- ----------------- ---------------- -----------------
                                                    VARIABLE
                                                    PORTFOLIO
                                                    INCEPTION                                         SINCE SEPARATE
               VARIABLE PORTFOLIO                     DATE            1 YEAR           5 YEARS      ACCOUNT INCEPTION
               ------------------                     ----            ------           -------      -----------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Capital Appreciation                           3/19/99            -17.38%             N/A             16.60%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Government & Quality Bond                      3/19/99             10.41%             N/A              4.63%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth                                         3/19/99            -14.18%             N/A              3.25%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Aggressive Growth                              3/19/99           -28.11%              N/A              5.49%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Alliance Growth                                3/19/99           -27.63%              N/A             -5.51%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Asset Allocation                               3/23/99            -3.50%              N/A              2.00%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Blue Chip Growth                                9/5/00             N/A                N/A            -28.91%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Corporate Bond                                 3/23/99             7.32%              N/A              2.40%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Davis Venture Value                            3/19/99            -6.84%              N/A              5.58%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   "Dogs" of Wall Street                          3/19/99            12.68%              N/A              0.50%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Emerging Markets                               3/23/99           -30.11%              N/A              1.42%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Federated Value                                3/19/99             6.49%              N/A              2.38%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Bond                                    3/19/99             8.02%              N/A              3.69%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Global Equities                                3/19/99           -26.08%              N/A             -2.03%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Goldman Sachs Research                         8/1/00              N/A                N/A            -12.85%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth Opportunities                           8/22/00             N/A                N/A            -31.43%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Growth-Income                                  3/19/99           -16.51%              N/A              1.21%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   High-Yield Bond                                3/19/99            -7.55%              N/A             -3.22%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Diversified Equities             3/19/99           -19.41%              N/A             -5.38%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   International Growth and Income                3/24/99           -10.17%              N/A              3.70%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Growth and Income                          11/1/99            -7.17%              N/A             -1.77%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Mid-Cap Growth                             11/1/99            -3.60%              N/A             20.37%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   MFS Total Return                               10/28/99           15.37%              N/A             11.55%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Putnam Growth                                  3/19/99           -25.99%              N/A             -6.23%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Real Estate                                    3/31/99            18.31%              N/A              9.96%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   SunAmerica Balanced                            3/19/99           -15.17%              N/A             -2.11%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Technology                                      8/2/00             N/A                N/A            -56.25%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Telecom Utility                                3/19/99            -6.35%              N/A             -2.06%
------------------------------------------------- -------------- ----------------- ---------------- -----------------
   Worldwide High Income                          3/31/99            -6.58%              N/A              2.95%
------------------------------------------------- -------------- ----------------- ---------------- -----------------

                            POLARIS II ASSET MANAGER
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        FOR PERIOD ENDING APRIL 30, 2001
                           AVERAGE ANNUAL TOTAL RETURN*




------------------------------------------------- -------------- ---------------   ------------     -------------   -------------
                                                      TRUST
                                                    INCEPTION                                                       SINCE TRUST
               VARIABLE PORTFOLIO                     DATE            1 YEAR          5 YEARS         10 YEARS       INCEPTION
               ------------------                     ----            ------          -------        -----------    -----------
------------------------------------------------- -------------- ---------------   ------------     -------------   -------------
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Capital Appreciation                           3/23/87            -17.38%          18.45%           20.42%            15.92%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Government & Quality Bond                      9/5/84              10.41%           6.28%            6.61%             8.19%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth                                         9/5/84             -14.18%          16.05%           14.06%            13.54%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Aggressive Growth                              6/3/96             -28.11%            N/A              N/A             12.24%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Alliance Growth                                2/9/93             -27.63%          17.52%             N/A             17.40%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Asset Allocation                               7/1/93              -3.50%           8.06%             N/A              9.20%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Blue Chip Growth                               7/5/00               N/A              N/A              N/A            -19.16%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Corporate Bond                                 7/1/93               7.32%           5.06%             N/A              4.63%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Davis Venture Value                            10/28/94            -6.84%          15.45%             N/A             17.87%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   "Dogs" of Wall Street                          4/1/98              12.68%            N/A              N/A             -1.33%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Emerging Markets                               6/2/97             -30.11%          -9.05%             N/A             -9.05%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Federated Value                                6/3/96               6.49%            N/A              N/A             12.44%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Global Bond                                    7/1/93               8.02%           6.87%             N/A              6.30%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Global Equities                                2/9/93             -26.08%           7.47%             N/A              9.38%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Goldman Sachs Research                         7/5/00               N/A              N/A              N/A            -10.71%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth Opportunities                           7/5/00               N/A              N/A              N/A            -28.00%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Growth-Income                                  2/9/93             -16.51%          16.75%             N/A             15.04%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   High-Yield Bond                                2/9/93              -7.55%           3.21%             N/A              4.42%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   International Diversified Equities             10/28/94           -19.41%           2.44%             N/A              3.84%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   International Growth and Income                6/2/97             -10.17%            N/A              N/A              6.72%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Growth and Income                          2/9/93              -7.17%          10.34%             N/A             10.48%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Mid-Cap Growth                             4/1/99              -3.60%            N/A              N/A             28.97%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   MFS Total Return                               10/28/94            15.37%          11.90%             N/A             13.18%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Putnam Growth                                  2/9/93             -25.99%          12.03%             N/A             10.92%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Real Estate                                    6/2/97              18.31%            N/A              N/A              2.92%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   SunAmerica Balanced                            6/3/96             -15.17%            N/A              N/A             11.15%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Technology                                     7/5/00               N/A              N/A              N/A            -52.10%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Telecom Utility                                6/3/96              -6.35%            N/A              N/A              7.20%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------
   Worldwide High Income                          10/28/94            -6.58%           4.21%             N/A              6.73%
------------------------------------------------- -------------- ---------------   ------------   ---------------   ---------------


* These rates do not reflect election of the optional EstatePlus feature. The rates of return would be lower if the charge for this feature were included in the calculations.

                                INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly income payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.


INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.


                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

          First Variable Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.


                                      TAXES

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

GENERAL

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the income option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

         For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


WITHHOLDING TAX ON DISTRIBUTIONS

         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

         The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

NON-NATURAL OWNERS

         Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

         An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

         If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

         The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

         (a)      H.R. 10 PLANS

                  Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b)      TAX-SHELTERED ANNUITIES

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c)      INDIVIDUAL RETIREMENT ANNUITIES

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d)      ROTH IRAS

                  Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

         (e)      CORPORATE PENSION AND PROFIT-SHARING PLANS

                  Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

         Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (f)      DEFERRED COMPENSATION PLANS - SECTION 457

                  Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

                  All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

                  In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

                  Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.


                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS





         The audited consolidated financial statements of the Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998, and for the year ended September 30, 1998 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA fixed accounts for 6-month and 1-year periods. Financial Statements for Variable Annuity Account Seven (Portion Relating to the Polaris II A-Class Variable Annuity) at April 30, 2001 and for the period from inception to April 30, 2001, are also presented in this Statement of Additional information.

                        Report of Independent Accountants

To the Board of Directors and Shareholder of Anchor National Life Insurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Woodland Hills, California

January 31, 2001

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                   December 31,     December 31,
                                                      2000              1999
                                                   -----------      -----------
                                                          (In thousands)
ASSETS

Investments:
   Cash and short-term investments                 $   169,701      $   462,915
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 2000, $4,130,570;
      December 1999, $4,155,728)                     4,007,902        3,953,169
   Mortgage loans                                      684,174          674,679
   Policy loans                                        244,436          260,066
   Separate account seed money                         104,678          144,231
   Common stocks available for sale,
      at fair value (cost: December 2000,
      $1,001; December 1999, $0)                           974             --
   Partnerships                                          8,216            4,009
   Real estate                                          24,139           24,000
   Other invested assets                                18,514           31,632
                                                   -----------      -----------
   Total investments                                 5,262,734        5,554,701

Variable annuity assets held in separate
   accounts                                         20,393,820       19,949,145
Accrued investment income                               57,555           60,584
Deferred acquisition costs                           1,286,456        1,089,979
Receivable from brokers for sales of
   securities                                               15           54,760
Income taxes currently receivable from Parent           60,992             --
Deferred income taxes                                     --             53,445
Other assets                                           127,906          111,880
                                                   -----------      -----------
TOTAL ASSETS                                       $27,189,478      $26,874,494
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                 December 31,       December 31,
                                                     2000              1999
                                                 ------------       ------------
                                                          (In thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  2,778,229       $  3,254,895
   Reserves for universal life insurance
      contracts                                     1,832,667          1,978,332
   Reserves for guaranteed investment
      contracts                                       610,672            305,570
   Payable to brokers for purchases of
      securities                                        3,662                139
   Income taxes currently payable                        --               23,490
   Modified coinsurance deposit liability              97,647            140,757
   Other liabilities                                  203,015            249,224
                                                 ------------       ------------
   Total reserves, payables and accrued
      liabilities                                   5,525,892          5,952,407
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               20,393,820         19,949,145
                                                 ------------       ------------
Subordinated notes payable to affiliates               55,119             37,816
                                                 ------------       ------------
Deferred income taxes                                  85,978               --
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         493,010            493,010
   Retained earnings                                  697,730            551,158
   Accumulated other comprehensive loss               (65,582)          (112,553)
                                                 ------------       ------------
   Total shareholder's equity                       1,128,669            935,126
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 27,189,478       $ 26,874,494
                                                 ============       ============


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                            Years Ended December 31,
                                           -------------------------   Three Months Ended       Year Ended
                                              2000           1999       December 31, 1998   September 30, 1998
                                           ---------       ---------   ------------------   ------------------
                                                                    (In thousands)

Investment income                          $ 399,355       $ 516,001       $  53,553               $ 218,793
                                           ---------       ---------       ---------               ---------
Interest expense on:
   Fixed annuity contracts                  (140,322)       (231,929)        (22,828)               (112,695)
   Universal life insurance
      contracts                              (86,263)       (102,486)           --                      --
   Guaranteed investment
      contracts                              (34,124)        (19,649)         (3,980)                (17,787)
   Senior indebtedness                          --              (199)            (34)                 (1,498)
   Subordinated notes payable
      to affiliates                           (4,144)         (3,474)           (853)                 (3,114)
                                           ---------       ---------       ---------               ---------
   Total interest expense                   (264,853)       (357,737)        (27,695)               (135,094)
                                           ---------       ---------       ---------               ---------
NET INVESTMENT INCOME                        134,502         158,264          25,858                  83,699
                                           ---------       ---------       ---------               ---------
NET REALIZED INVESTMENT
   GAINS (LOSSES)                            (15,177)        (19,620)            271                  19,482
                                           ---------       ---------       ---------               ---------
Fee income:
   Variable annuity fees                     400,495         306,417          58,806                 200,867
   Net retained commissions                   62,202          51,039          11,479                  48,561
   Asset management fees                      73,922          43,510           8,068                  29,592
   Universal life insurance fees, net         20,258          28,932            --                      --
   Surrender charges                          20,963          17,137           3,239                   7,404
   Other fees                                 12,959           6,327           1,738                   3,938
                                           ---------       ---------       ---------               ---------
TOTAL FEE INCOME                             590,799         453,362          83,330                 290,362
                                           ---------       ---------       ---------               ---------
GENERAL AND ADMINISTRATIVE
   EXPENSES                                 (171,627)       (146,683)        (21,268)                (92,929)
                                           ---------       ---------       ---------               ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                        (158,007)       (116,840)        (27,070)                (72,713)
                                           ---------       ---------       ---------               ---------
ANNUAL COMMISSIONS                           (56,473)        (40,760)         (6,624)                (18,209)
                                           ---------       ---------       ---------               ---------
PRETAX INCOME                                324,017         287,723          54,497                 209,692
                                           ---------       ---------       ---------               ---------
Income tax expense                          (108,445)       (103,025)        (20,106)                (71,051)
                                           ---------       ---------       ---------               ---------
NET INCOME                                 $ 215,572       $ 184,698       $  34,391               $ 138,641
                                           ---------       ---------       ---------               ---------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                Years Ended December 31,
                                                ------------------------  Three Months Ended       Year Ended
                                                  2000           1999     December 31, 1998    September 30, 1998
                                                ---------      ---------  ------------------   ------------------
                                                                     (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
  Net unrealized gains (losses)
   on debt and equity securities
   available for sale identified
   in the current period (net of
   income tax expense of $20,444
   and income tax benefit of
   $63,900, $5,517 and $2,168 for
   the years ended December 31,
   2000 and 1999, the three
   months ended December 31, 1998
   and the year ended September
   30, 1998, respectively)                      $  37,968      $(118,669)      $ (10,249)          $  (4,027)

  Less reclassification
   adjustment for net realized
   losses (gains) included in net
   income (net of income tax
   expense of $4,848, $4,165 and
   $116 and income tax benefit of
   $3,210 for the years ended
   December 31, 2000 and 1999,
   the three months ended
   December 31, 1998 and the year
   ended September 30, 1998, respectively)          9,003          7,735             215              (5,963)
                                                ---------      ---------       ---------           ---------
OTHER COMPREHENSIVE INCOME (LOSS)                  46,971       (110,934)        (10,034)             (9,990)
                                                ---------      ---------       ---------           ---------
COMPREHENSIVE INCOME                            $ 262,543      $  73,764       $  24,357           $ 128,651
                                                =========      =========       =========           =========

           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                               Years Ended December 31,
                                             ----------------------------   Three Months Ended       Year Ended
                                               2000              1999        December 31, 1998   September 30, 1998
                                            -----------       -----------   ------------------   ------------------
                                                                        (In thousands)
CASH FLOW FROM OPERATING
   ACTIVITIES:

   Net income                               $   215,572       $   184,698       $    34,391       $   138,641
   Adjustment to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
             Fixed annuity contracts            140,322           231,929            22,828           112,695
             Universal life insurance
               contracts                         86,263           102,486              --                --
             Guaranteed investment
               contracts                         34,124            19,649             3,980            17,787
         Net realized investment
             losses (gains)                      15,177            19,620              (271)          (19,482)
         Amortization (accretion) of
             net premiums (discounts)
             on investments                      (2,198)          (18,343)           (1,199)              447
         Universal life insurance fees          (20,258)          (28,932)             --                --
         Amortization of goodwill                 1,455               776               356             1,422
         Provision for deferred
             income taxes                       114,127          (100,013)           15,945            34,087
   Change in:
      Accrued investment income                   3,029             9,155            (1,512)           (4,649)
      Deferred acquisition costs               (204,077)         (208,228)          (34,328)         (160,926)
      Other assets                              (16,628)           (5,661)          (21,070)          (19,374)
      Income taxes currently
         receivable/payable                     (84,482)           12,367            16,992           (38,134)
      Other liabilities                         (12,520)           49,504             5,617            (2,248)
   Other, net                                    43,376            20,729             5,510            (5,599)
                                            -----------       -----------       -----------       -----------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                   313,282           289,736            47,239            54,667
                                            -----------       -----------       -----------       -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                      (881,647)       (4,130,682)         (392,515)       (1,970,502)
      Mortgage loans                           (144,303)         (331,398)           (4,962)         (131,386)
      Other investments, excluding
         short-term investments                 (66,722)         (227,268)           (1,992)             --
   Sales of:
      Bonds, notes and redeemable
         preferred stocks                       468,221         2,660,931           265,039         1,602,079
      Other investments, excluding

         short-term investments                  60,538            65,395               142            42,458
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                       429,347         1,274,764            37,290           424,393
      Mortgage loans                            136,277            46,760             7,699            80,515
      Other investments, excluding
         short-term investments                 122,195            21,256               853            67,213
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                        --                --           3,083,211              --
   Net cash and short-term investments
      transferred from (to) affiliates
      in assumption with MBL Life
      Assurance Corporation                      (3,314)         (371,634)             --                --
                                            -----------       -----------       -----------       -----------

NET CASH PROVIDED (USED IN) BY
   INVESTING ACTIVITIES                         120,592          (991,876)        2,994,765           114,770
                                            -----------       -----------       -----------       -----------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                            Years Ended December 31,
                                         -----------------------------     Three Months Ended          Year Ended
                                             2000             1999         December 31, 1998       September 30, 1998
                                         -----------       -----------     ------------------      ------------------
                                                                       (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $ 1,764,600       $ 2,016,851       $   351,616             $ 1,512,994
      Universal life insurance
         contracts                            58,738            78,864              --                      --
      Guaranteed investment
         contracts                           350,000              --                --                     5,619
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                           (1,994,710)       (1,821,324)         (448,762)             (1,303,790)
   Withdrawal payments on:
      Fixed annuity contracts               (320,778)       (2,232,374)          (41,554)               (191,690)
      Universal life insurance
         contracts                          (145,067)          (81,634)             --                      --
      Guaranteed investment
         contracts                           (78,312)          (19,742)           (3,797)                (36,313)
   Claims and annuity payments on:
      Fixed annuity contracts               (114,761)          (46,578)           (9,333)                (40,589)
      Universal life insurance
         contracts                          (118,302)         (158,043)             --                      --
   Net receipts from (repayments
      of) other short-term
      financings                             (33,689)         (129,512)            9,545                 (10,944)
   Net receipt (payment) related
      to a modified coinsurance
      transaction                            (43,110)          140,757          (170,436)                166,631
   Net receipts from issuances of
      subordinated notes payable
      to affiliate                            17,303              --             170,436                    --
   Change in capital                            --             114,336            70,000                    --
   Dividends paid to Parent                  (69,000)             --                --                   (51,200)
                                         -----------       -----------       -----------             -----------

NET CASH PROVIDED (USED IN) BY
   FINANCING ACTIVITIES                     (727,088)       (2,138,399)          (72,285)                 50,718
                                         -----------       -----------       -----------             -----------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS               (293,214)       (2,840,539)        2,969,719                 220,155

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    462,915         3,303,454           333,735                 113,580
                                         -----------       -----------       -----------             -----------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $   169,701       $   462,915       $ 3,303,454             $   333,735
                                         ===========       ===========       ===========             ===========

SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness         $     1,841       $     3,787       $     1,169              $     3,912
                                         ===========       ===========       ===========              ===========
   Net income taxes paid (refunded)
    to Parent                            $    78,796       $   190,126       $   (12,302)             $    74,932
                                         ===========       ===========       ===========              ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal"), a wholly owned subsidiary of the Company.

         The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reports in the financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Common stock is carried at fair value. Other invested assets include collateralized bond obligations and investments in mutual funds for the Company's asset management operations.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability. Upon adoption of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, and related implementation guidance, the Company will be required to mark all swap agreements to market as of January 1, 2001 (see "Recently Issued Accounting Standards"). Such adjustment is not anticipated to be material to the shareholder's equity of the Company.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net unrealized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $362,085,000 and $312,764,000 for the years ended December 31, 2000 and
         1999, respectively.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $21,800,000 and $29,400,000 at December 31, 2000 and 1999,
         respectively, for this adjustment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounted to $21,604,000 (including accumulated amortization of $18,101,000) and $22,206,000 (including accumulated amortization of $16,350,000) at December 31, 2000 and 1999 respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Contractholder reserves for universal life insurance contracts are equal to the policyholder account values before surrender charges.

         MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability. Premiums from the reinsured business is allocated to pay down the liability pursuant to a repayment schedule.

         FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). The Company has reviewed and continues to review the effect of the implementation of SFAS 133, as amended by SFAS 138 and related implementation guidance. This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and, to the extent it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and now will be effective for the Company as of January 1, 2001. Because of the Company's minimal use of derivatives, management does not anticipate that the new statement will have a significant effect on either the earnings or the financial position of the Company.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                               Three Months Ended
                                                                December 31, 1997
                                                                (In thousands)
                                                               ------------------
         Investment income                                           $ 59,062
         Net investment income                                         25,689
         Net realized investment gains                                 20,935
         Total fee income                                              63,984
         Pretax income                                                 67,654
         Net income                                                  $ 44,348
                                                                     ========

4.       ACQUISITION

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $92,687,000 at December 31, 2000, after adjustment for the transfer of the New York business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2000 and 1999 include the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1997, the beginning of the prior-year periods discussed herein, investment income would have been $514,433,000 and net income would have been $162,555,000 for the year ended September 30, 1998.

         Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

         The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on January 1, 2000 amounted to $58,329,000 and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits during 2000. On December 31, 2000, the enhancement reserve for such payments totaled $162,653,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                                                                               $   19,164      $   18,868
Mortgage-backed securities                                                                    1,651,581       1,636,304
Securities of public utilities                                                                  154,076         151,209
Corporate bonds and notes                                                                     1,426,845       1,329,001
Redeemable preferred stocks                                                                       1,375           1,375
Other debt securities                                                                           877,529         871,145
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========
AT DECEMBER 31, 1999:

Securities of the United States
    Government                                                                               $   24,688      $   22,884
Mortgage-backed securities                                                                    1,505,729       1,412,134
Securities of public utilities                                                                  114,933         107,596
Corporate bonds and notes                                                                     1,676,006       1,596,469
Redeemable preferred stocks                                                                       4,375           4,547
Other debt securities                                                                           829,997         809,539
                                                                                             ----------      ----------
    Total                                                                                    $4,155,728      $3,953,169
                                                                                             ==========      ==========

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2000, follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)

Due in one year or less                                                                      $   66,156      $   64,269
Due after one year through
    five years                                                                                  805,277         795,040
Due after five years through
    ten years                                                                                 1,023,591         938,495
Due after ten years                                                                             583,965         573,794
Mortgage-backed securities                                                                    1,651,581       1,636,304
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========

         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                       Gross          Gross
                                     Unrealized     Unrealized
                                       Gains          Losses
                                     ----------    -----------
                                         (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                       $      17      $    (313)
Mortgage-backed securities              10,000        (25,277)
Securities of public utilities             267         (3,134)
Corporate bonds and notes               12,682       (110,526)
Other debt securities                   11,482        (17,866)
                                     ---------      ---------
    Total                            $  34,448      $(157,116)
                                     =========      =========

AT DECEMBER 31, 1999:

Securities of the United States
    Government                       $      47      $  (1,852)
Mortgage-backed securities               3,238        (96,832)
Securities of public utilities              13         (7,350)
Corporate bonds and notes               10,222        (89,758)
Redeemable preferred stocks                172           --
Other debt securities                    4,275        (24,734)
                                     ---------      ---------
    Total                            $  17,967      $(220,526)
                                     =========      =========


         Gross unrealized gains on equity securities available for sale aggregated $18,000 at December 31, 2000. Gross unrealized losses on equity securities available for sale aggregated $45,000 at December 31, 2000. There were no unrealized gains or losses on equity securities available for sale at December 31, 1999.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:

                                Years Ended December 31,
                                -------------------------   Three Months Ended    Year Ended
                                  2000             1999      December 31, 1998 September 30, 1998
                                --------         --------   ------------------ ------------------
                                                        (In thousands)
BONDS, NOTES AND
    REDEEMABLE PREFERRED
    STOCKS:
    Realized gains              $  9,608         $  8,333         $  6,669         $ 28,086
    Realized losses               (5,573)         (26,113)          (5,324)          (4,627)
MORTGAGE LOANS:
    Realized losses                 (276)            --               --               --
COMMON STOCKS:
    Realized gains                   610            4,239               12              337
    Realized losses                 --                (11)              (9)            --
OTHER INVESTMENTS:
    Realized gains                 1,091             --                573            8,824
IMPAIRMENT WRITEDOWNS            (20,637)          (6,068)          (1,650)         (13,138)
                                --------         --------         --------         --------
Total net realized
    investment gains
    (losses)                    $(15,177)        $(19,620)        $    271         $ 19,482
                                ========         ========         ========         ========

         The sources and related amounts of investment income are as follows:

                                 Years Ended December 31,
                                 -------------------------   Three Months Ended    Year Ended
                                   2000             1999      December 31, 1998 September 30, 1998
                                 --------         --------   ------------------ ------------------
                                                          (In thousands)
Short-term investments           $  21,683         $  61,764         $   4,649         $  12,524
Bonds, notes and
    redeemable preferred
    stocks                         290,157           348,373            39,660           156,140
Mortgage loans                      60,608            47,480             7,904            29,996
Common stocks                         --                   7              --                  34
Real estate                            121              (525)               13              (467)
Partnerships                         7,031             6,631               352            24,311
Other invested assets               26,868            58,223             1,700              (572)

Less: investment expenses           (7,113)           (5,952)             (725)           (3,173)
                                 ---------         ---------         ---------         ---------
    Total investment
       income                    $ 399,355         $ 516,001         $  53,553         $ 218,793
                                 =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

At December 31, 2000, no investments exceeded 10% of the Company's consolidated shareholder's equity.

At December 31, 2000, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 10% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At December 31, 2000, bonds, notes and redeemable preferred stocks included $267,891,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 2000.

At December 31, 2000, the carrying value of investments in default as to the payment of principal or interest was $3,563,000 of bonds which approximates its estimated fair value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2000, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $28,688,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The interest income on the asset Swap Agreement is included in Investment Income in the income statement, while the interest paid on the liability Swap Agreement is included in Interest Expense on Guaranteed Investment Contracts in the income statement. The net interest income (paid) amounted to $43,000 for the year ended December 31, 2000, $(215,000) for the year ended December 31, 1999, $(54,000)
for the three months ended December 31, 1998 and $(278,000) for the year ended September 30, 1998.

At December 31, 2000, $8,955,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Carrying value is considered to be a reasonable estimate of fair value.

         PARTNERSHIPS: Fair value of partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR SALES/PURCHASES OF SECURITIES:
         Such amounts represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

         SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 compared with their respective carrying values, are as follows:

                                                 Carrying             Fair
                                                   Value              Value
                                                -----------        -----------
                                                        (In thousands)
DECEMBER 31, 2000:

ASSETS:

    Cash and short-term investments             $   169,701        $   169,701
    Bonds, notes and redeemable
       preferred stocks                           4,007,902          4,007,902
    Mortgage loans                                  684,174            711,543
    Policy loans                                    244,436            244,436
    Separate account seed money                     104,678            104,678
    Common stocks                                       974                974
    Partnerships                                      8,216              9,915
    Variable annuity assets held in
       separate accounts                         20,393,820         20,393,820
    Receivable from brokers for sales
       of securities                                     15                 15

LIABILITIES:

    Reserves for fixed annuity contracts          2,778,229          2,618,719
    Reserves for guaranteed investment
       contracts                                    610,672            610,672
    Payable to brokers for purchases of
       securities                                     3,662              3,662
    Variable annuity liabilities related
       to separate accounts                      20,393,820         20,393,820
    Subordinated notes payable to
       affiliates                               $    55,119        $    57,774

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

                                                 Carrying             Fair
                                                   Value             Value
                                                -----------        -----------
                                                         (In thousands)
DECEMBER 31, 1999:

ASSETS:

    Cash and short-term investments             $   462,915        $   462,915
    Bonds, notes and redeemable
       preferred stocks                           3,953,169          3,953,169
    Mortgage loans                                  674,679            673,781
    Policy loans                                    260,066            260,066
    Separate account seed money                     144,231            144,231
    Common stocks                                      --                 --
    Partnerships                                      4,009              9,114
    Variable annuity assets held in
       separate accounts                         19,949,145         19,949,145
    Receivable from brokers for sales
       of securities                                 54,760             54,760

LIABILITIES:

    Reserves for fixed annuity contracts          3,254,895          3,053,660
    Reserves for guaranteed investment
       contracts                                    305,570            305,570
    Payable to brokers for purchases of
       securities                                       139                139
    Variable annuity liabilities related
       to separate accounts                      19,949,145         19,949,145
    Subordinated notes payable to
       affiliates                               $    37,816        $    38,643


7.       SUBORDINATED NOTES PAYABLE TO AFFILIATES

         Subordinated notes (including accrued interest of $2,659,000) payable to affiliates totaled $55,119,000 at interest rates ranging from 8% to 9.5% at December 31, 2000, and require principal payments of $3,000,000 in 2001, $29,060,000 in 2002 and $20,400,000 in 2003.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE

         The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 26% of the reserves as of December 31, 2000. The Company does not expect its obligations under these guarantees to have a material impact on the Company's financial condition or results of operations.

         Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2000.

         The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2000, a total reserve credit of $4,160,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

         On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is classified as General and Administrative Expenses in the Consolidated Statement of Income.

         On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands Stock life insurance company, effective December 31, 1997. As

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE (Continued)

         a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has entered into six agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2000 is $925,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $460,100,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

         In the ordinary course of business, the Company is obligated to purchase approximately $86,000,000 of asset backed securities as of December 31, 2000.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

         The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

         The Company's current  financial strength rating from Moody's is based

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

         American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2000 and 1999, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                     Years Ended December 31,
                                    ---------------------------     Three Months Ended      Year Ended
                                      2000              1999        December 31, 1998  September 30, 1998
                                    ---------         ---------     -----------------  ------------------
                                                               (In thousands)
ADDITIONAL PAID-IN
    CAPITAL:

    Beginning balances              $ 493,010         $ 378,674         $ 308,674         $ 308,674
    Reclassification of
       Note by the Parent                --             170,436              --                --
    Return of capital                    --            (170,500)             --                --
    Capital contributions
       received                          --             114,250            70,000              --
    Contribution of
       partnership
       investment                        --                 150              --                --
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 493,010         $ 493,010         $ 378,674         $ 308,674
                                    =========         =========         =========         =========
RETAINED EARNINGS:

    Beginning balances              $ 551,158         $ 366,460         $ 332,069         $ 244,628
    Net income                        215,572           184,698            34,391           138,641
    Dividends paid                    (69,000)             --                --             (51,200)
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 697,730         $ 551,158         $ 366,460         $ 332,069
                                    =========         =========         =========         =========
ACCUMULATED OTHER
    COMPREHENSIVE INCOME
    (LOSS):

       Beginning balances           $(112,553)        $  (1,619)        $   8,415         $  18,405
       Change in net
          unrealized gains
          (losses) on debt
          securities
          available for sale           79,891          (198,659)          (23,791)          (23,818)
       Change in net
          unrealized gains
          (losses) on equity
          securities
          available for sale              (27)              (10)              (44)             (950)
       Change in adjustment
          to deferred
          acquisition costs            (7,600)           28,000             8,400             9,400
       Tax effects of net
          changes                     (25,293)           59,735             5,401             5,378
                                    ---------         ---------         ---------         ---------
Ending balances                     $ (65,582)        $(112,553)        $  (1,619)        $   8,415
                                    =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Dividends of $69,000,000 and $51,200,000 were paid on March 1, 2000 and June 4,
         1998, respectively. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The Company's statutory capital and surplus totaled approximately $719,946,000 at December 31, 2000 and $694,621,000 at December 31, 1999.

         In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification") which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting, effective January 1, 2001. Codification changes prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The impact of Codification on the Company's statutory surplus has not yet been determined.

         On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                     Net Realized
                                      Investment
                                    Gains (Losses)     Operations           Total
                                    --------------     ----------         ---------
                                                      (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Currently payable                     $   2,791         $  (8,473)        $  (5,682)
Deferred                                 (8,103)          122,230           114,127
                                      ---------         ---------         ---------

Total income tax expense              $  (5,312)        $ 113,757         $ 108,445
                                      =========         =========         =========



YEAR ENDED DECEMBER 31, 1999:

Currently payable                     $   6,846         $ 196,192         $ 203,038
Deferred                                (13,713)          (86,300)         (100,013)
                                      ---------         ---------         ---------
    Total income tax expense
      (benefit)                       $  (6,867)        $ 109,892         $ 103,025
                                      =========         =========         =========



THREE MONTHS ENDED DECEMBER
31, 1998:

Currently payable                     $     740         $   3,421         $   4,161
Deferred                                   (620)           16,565            15,945
                                      ---------         ---------         ---------
    Total income tax expense          $     120         $  19,986         $  20,106
                                      =========         =========         =========

YEAR ENDED SEPTEMBER 30, 1998:
Currently payable                     $   4,221         $  32,743         $  36,964
Deferred                                   (550)           34,637            34,087
                                      ---------         ---------         ---------
    Total income tax expense          $   3,671         $  67,380         $  71,051
                                      =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:


                                      Years Ended December 31,       Three Months Ended     Year Ended
                                       2000              1999         December 31, 1998  September 30, 1998
                                     ---------         ---------     ------------------  ------------------
                                                               (In thousands)
Amount computed at
    statutory rate                   $ 113,406         $ 100,703         $  19,074         $  73,392
Increases (decreases)
    resulting from:
       Amortization of
          differences between
          book and tax bases
          of net assets
          acquired                         597               609               146               460
       State income taxes,
          net of federal tax
          benefit                        9,718             7,231             1,183             5,530
       Dividends-received
          deduction                    (10,900)           (3,618)             (345)           (7,254)
       Tax credits                      (2,382)           (1,346)                             (1,296)
       Other, net                       (1,994)             (554)               48               219
                                     ---------         ---------         ---------         ---------
       Total income tax
          expense                    $ 108,445         $ 103,025         $  20,106         $  71,051
                                     =========         =========         =========         =========


         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2000. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                        December 31,      December 31,
                                                           2000               1999
                                                        ------------      ------------
                                                               (In thousands)
         DEFERRED TAX LIABILITIES:
         Investments                                     $  18,738         $  23,208
         Deferred acquisition costs                        317,995           272,697
         State income taxes                                  9,640             5,203
         Other liabilities                                  55,101            18,658
                                                         ---------         ---------
         Total deferred tax liabilities                    401,474           319,766
                                                         ---------         ---------

         DEFERRED TAX ASSETS:
         Contractholder reserves                          (247,591)         (261,781)
         Guaranty fund assessments                          (3,610)           (2,454)
         Deferred income                                   (28,982)          (48,371)
         Net unrealized losses on debt and equity
             securities available for sale                 (35,313)          (60,605)
                                                         ---------         ---------
         Total deferred tax assets                        (315,496)         (373,211)
                                                         ---------         ---------
         Deferred income taxes                           $  85,978         $ (53,445)
                                                         =========         =========

12       RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $44,584,000 in the year ended December 31, 2000, $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998 and $32,946,000 in the year ended September 30, 1998. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's products, amounting to approximately 33.8%, 35.6%, 35.6% and 33.6% of premiums for each of the respective periods.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $132,034,000 for the year ended December 31, 2000, $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998 and $84,975,000 for the year ended September 30, 1998. The marketing component of such costs during these periods amounted to $61,954,000, $53,385,000, $9,906,000 and $39,482,000,
         respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         At December 31, 2000, the Company held no investments issued by any of its affiliates. At December 31, 1999, the Company held bonds with a fair value of $50,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 4).

         During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 4).

         During the year ended December 31, 2000, the Company sold various invested assets from the Parent for cash equal to their current market value of $6,362,000.

         During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

         During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

         During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company, a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS

         The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 16.9% of sales in the year ended December 31, 2000, 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998 and 16.8% in the year ended September 30, 1998. No other independent selling organization was responsible for 10% of sales for any such period. There was no single independent selling organization that accounted for 10% of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

         Summarized data for the Company's business segments follow:

                                                           Asset              Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations             Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 2000:

Investment income                  $    388,368         $      9,800         $      1,187         $    399,355
Interest expense                       (260,709)              (3,784)                (360)            (264,853)
                                   ------------         ------------         ------------         ------------
Net investment income                   127,659                6,016                  827              134,502
Net realized investment
    losses                              (15,177)                --                   --                (15,177)
Total fee income                        430,489               99,567               60,743              590,799
General and
    administrative expenses             (95,303)             (44,266)             (32,058)            (171,627)
Amortization of deferred               (125,035)             (32,972)                --               (158,007)
    acquisition costs
Annual commissions                      (56,473)                --                   --                (56,473)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    266,160         $     28,345         $     29,512         $    324,017
                                   ============         ============         ============         ============
Total assets                       $ 26,908,888         $    199,075         $     81,515         $ 27,189,478
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        454         $      1,600         $      2,054
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management             Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 1999:

Investment income                  $    505,962         $      9,072         $        967         $    516,001
Interest expense                       (354,263)              (3,085)                (389)            (357,737)
                                   ------------         ------------         ------------         ------------
Net investment income                   151,699                5,987                  578              158,264
Net realized investment
    losses                              (19,620)                --                   --                (19,620)
Total fee income                        349,066               55,885               48,411              453,362
General and
    administrative expenses             (93,449)             (24,856)             (28,378)            (146,683)
Amortization of deferred
    acquisition costs                   (94,910)             (21,930)                --               (116,840)
Annual commissions                      (40,760)                --                   --                (40,760)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    252,026         $     15,086         $     20,611         $    287,723
                                   ============         ============         ============         ============
Total assets                       $ 26,649,310         $    150,966         $     74,218         $ 26,874,494
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $      2,271         $      2,728         $      4,999
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                      Annuity            Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
THREE MONTHS ENDED
DECEMBER 31, 1998:

Investment income                  $     52,424         $        971         $        158         $     53,553
Interest expense                        (26,842)                (752)                (101)             (27,695)
                                   ------------         ------------         ------------         ------------
Net investment income                    25,582                  219                   57               25,858
Net realized investment
    gains (losses)                         (238)                 509                 --                    271
Total fee income                         60,876               11,333               11,121               83,330
General and
    administrative expenses              (9,363)              (5,171)              (6,734)             (21,268)
Amortization of deferred
    acquisition costs                   (23,111)              (3,959)                --                (27,070)
Annual commissions                       (6,624)                --                   --                 (6,624)
                                   ------------         ------------         ------------         ------------
Pretax income                      $     47,122         $      2,931         $      4,444         $     54,497
                                   ============         ============         ============         ============
Total assets                       $ 22,982,323         $    104,473         $     59,537         $ 23,146,333
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        308         $      1,005         $      1,313
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
SEPTEMBER 30, 1998:

Investment income                  $    214,871         $      2,839         $      1,083         $    218,793
Interest expense                       (131,980)              (2,709)                (405)            (135,094)
                                   ------------         ------------         ------------         ------------
Net investment income                    82,891                  130                  678               83,699
Net realized investment
    gains (losses)                       19,615                 (133)                --                 19,482
Total fee income                        207,450               36,632               46,280              290,362
General and
    administrative expenses             (49,732)             (18,640)             (24,557)             (92,929)
Amortization of deferred
    acquisition costs                   (58,833)             (13,880)                --                (72,713)
Annual commissions                      (18,209)                --                   --                (18,209)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    183,182         $      4,109         $     22,401         $    209,692
                                   ============         ============         ============         ============
Total assets                       $ 14,389,922         $    104,476         $     55,870         $ 14,550,268
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        205         $      5,289         $      5,494
                                   ============         ============         ============         ============

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Seven (Portion Relating to the POLARIS II A-CLASS Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven (Portion Relating to the POLARIS II A-CLASS Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at April 30, 2001, the results of each of their operations and the changes in each of their net assets for the year ended April 30, 2001, and the changes in each of their net assets for the period from inception to April 30, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California


July 6, 2001

                         VARIABLE ANNUITY ACCOUNT SEVEN
         (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                                 APRIL 30, 2001



                                                   Government
                                       Capital        and                     Aggressive     Alliance       Asset        Blue Chip
                                    Appreciation  Quality Bond    Growth        Growth        Growth      Allocation      Growth
                                      Portfolio     Portfolio    Portfolio     Portfolio     Portfolio    Portfolio      Portfolio
                                    ------------  ------------  ----------    ----------    ----------    ----------    ----------
Assets:
  Investments in Anchor Series
     Trust, at market value         $15,223,001   $ 1,613,532   $ 5,842,946   $         0   $         0   $         0   $         0
  Investments in SunAmerica
     Series Trust, at market value            0             0             0     2,116,003    17,130,466     1,126,903       222,620

Liabilities                                   0             0             0             0             0             0             0
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net Assets                          $15,223,001   $ 1,613,532   $ 5,842,946   $ 2,116,003   $17,130,466   $ 1,126,903   $   222,620
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========


Accumulation units outstanding        1,313,415       144,309       569,712       208,148     2,014,770       112,976        31,315
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========

Series Without Enhanced Death Benefit:

  Net Assets                        $15,088,745   $ 1,590,719   $ 5,779,327   $ 2,112,289   $17,044,214   $ 1,126,903   $   220,240

  Accumulation units outstanding      1,301,826       142,268       563,506       207,783     2,004,620       112,976        30,980

  Unit value of accumulation units  $     11.59   $     11.18   $     10.26   $     10.17   $      8.50   $      9.97   $      7.11

Series With Enhanced Death Benefit:

Net Assets                          $   134,256   $    22,813   $    63,619   $     3,714   $    86,252   $         0   $     2,380

Accumulation units outstanding           11,589         2,041         6,206           365        10,150             0           335

Unit value of accumulation units    $     11.59   $     11.18   $     10.25   $     10.16   $      8.50   $      9.97   $      7.10

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001
                                   (Continued)


                                                                       Davis
                                            Cash        Corporate      Venture      "Dogs" of     Emerging      Federated
                                          Management      Bond          Value      Wall Street     Markets        Value
                                          Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                         -----------   -----------   -----------   -----------   -----------   -----------
Assets:
    Investments in Anchor Series
      Trust, at market value             $         0   $         0   $         0   $         0   $         0   $         0
    Investments in SunAmerica Series
      Trust, at market value                 630,819       937,848    21,359,197       321,506     1,248,828     2,432,912

Liabilities                                        0             0             0             0             0             0
                                         -----------   -----------   -----------   -----------   -----------   -----------

Net Assets                               $   630,819   $   937,848   $21,359,197   $   321,506   $ 1,248,828   $ 2,432,912
                                         ===========   ===========   ===========   ===========   ===========   ===========


Accumulation units outstanding                58,918        87,323     1,974,823        30,007       154,907       227,879
                                         ===========   ===========   ===========   ===========   ===========   ===========

Series Without Enhanced Death Benefit:

    Net Assets                           $   625,518   $   936,880   $21,176,421   $   321,506   $ 1,226,764   $ 2,430,710

    Accumulation units outstanding            58,423        87,233     1,957,911        30,007       152,174       227,673

    Unit value of accumulation units     $     10.71   $     10.74   $     10.82   $     10.71   $      8.06   $     10.68


Series With Enhanced Death Benefit:

    Net Assets                           $     5,301   $       968   $   182,776   $         0   $    22,064   $     2,202

    Accumulation units outstanding               495            90        16,912             0         2,733           206

    Unit value of accumulation units     $     10.71   $     10.73   $     10.81   $     10.71   $      8.07   $     10.67



                                            Global
                                             Bond
                                           Portfolio
                                          -----------
Assets:
    Investments in Anchor Series
      Trust, at market value              $         0
    Investments in SunAmerica Series
      Trust, at market value                  189,605

Liabilities                                         0
                                          -----------

Net Assets                                $   189,605
                                          ===========


Accumulation units outstanding                 17,214
                                          ===========

Series Without Enhanced Death Benefit:

    Net Assets                            $   189,124

    Accumulation units outstanding             17,170

    Unit value of accumulation units      $     11.01


Series With Enhanced Death Benefit:

    Net Assets                            $       481

    Accumulation units outstanding                 44

    Unit value of accumulation units      $     11.01



                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001
                                   (Continued)


                                                   Goldman                                               International International
                                      Global        Sachs         Growth-       Growth       High-Yield   Diversified    Growth &
                                     Equities      Research       Income     Opportunities      Bond        Equities      Income
                                     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                    -----------   -----------   -----------  -------------  -----------   -----------  ------------
Assets:
  Investments in Anchor Series
    Trust, at market value          $         0   $         0   $         0   $         0   $         0   $         0   $         0
  Investments in SunAmerica
    Series Trust, at market value     4,401,216       274,537    15,994,659       376,152       846,383     1,115,311     6,463,673

Liabilities                                   0             0             0             0             0             0             0
                                    -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net Assets                          $ 4,401,216   $   274,537   $15,994,659   $   376,152   $   846,383   $ 1,115,311   $ 6,463,673
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========


Accumulation units outstanding          508,768        31,501     1,681,366        54,857        91,018       140,145       665,194
                                    ===========   ===========   ===========   ===========   ===========   ===========   ===========


Series Without Enhanced
  Death Benefit:

   Net Assets                       $ 4,377,380   $   271,697   $15,915,951   $   376,152   $   846,383   $ 1,110,093   $ 6,449,369

   Accumulation units outstanding       506,012        31,175     1,673,087        54,857        91,018       139,489       663,722

   Unit value of accumulation
    units                           $      8.65   $      8.72   $      9.51   $      6.86   $      9.30   $      7.96   $      9.72


Series With Enhanced
  Death Benefit:

   Net Assets                       $    23,836   $     2,840   $    78,708   $         0   $         0   $     5,218   $    14,304

   Accumulation units outstanding         2,756           326         8,279             0             0           656         1,472

   Unit value of accumulation
    units                           $      8.65   $      8.72   $      9.51   $      6.86   $      9.30   $      7.95   $      9.72


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001
                                   (Continued)

                                       MFS Growth    MFS Mid-Cap   MFS Total     Putnam          Real       SunAmerica
                                        & Income       Growth        Return      Growth         Estate      Balanced      Technology
                                       Portfolio      Portfolio    Portfolio    Portfolio      Portfolio    Portfolio     Portfolio
                                       ----------    ----------    ----------   ----------    ----------    ----------    ----------
Assets:
   Investments in Anchor Series
      Trust, at market value           $        0    $        0    $        0   $        0    $        0    $        0    $        0
   Investments in SunAmerica
     Series Trust, at market value      5,718,120     4,546,917     4,240,821    6,907,123       199,851     4,034,490       103,187

Liabilities                                     0             0             0            0             0             0             0
                                       ----------    ----------    ----------   ----------    ----------    ----------    ----------

Net Assets                             $5,718,120    $4,546,917    $4,240,821   $6,907,123    $  199,851    $4,034,490    $  103,187
                                       ==========    ==========    ==========   ==========    ==========    ==========    ==========


Accumulation units outstanding            587,306       344,653       359,727      823,935        15,834       432,121        23,583
                                       ==========    ==========    ==========   ==========    ==========    ==========    ==========


Series Without Enhanced
  Death Benefit:

   Net Assets                          $5,663,890    $4,542,888    $4,186,768   $6,879,938    $  199,355    $4,032,014    $  103,187

   Accumulation units outstanding         581,736       344,347       355,139      820,691        15,795       431,856        23,583

   Unit value of accumulation units    $     9.74    $    13.19    $    11.79   $     8.38    $    12.62    $     9.34    $     4.38


Series With Enhanced
  Death Benefit:

   Net Assets                          $   54,230    $    4,029    $   54,053   $   27,185    $      496    $    2,476    $        0

   Accumulation units outstanding           5,570           306         4,588        3,244            39           265             0

   Unit value of accumulation units    $     9.74    $    13.19    $    11.78   $     8.38    $    12.62    $     9.33    $     4.38

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2001
                                   (Continued)


                                                   Telecom        Worldwide
                                                   Utility       High Income
                                                  Portfolio       Portfolio        TOTAL
                                                ------------    ------------    ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                        $          0    $          0    $ 22,679,479
     Investments in SunAmerica Series Trust,
        at market value                              647,585         304,790     103,891,522

Liabilities                                                0               0               0
                                                ------------    ------------    ------------

Net Assets                                      $    647,585    $    304,790    $126,571,001
                                                ============    ============    ============


Accumulation units outstanding                        69,796          31,309
                                                ============    ============


Series Without Enhanced Death Benefit:

     Net Assets                                 $    646,616    $    304,790

     Accumulation units outstanding                   69,692          31,309

     Unit value of accumulation units           $       9.28    $       9.74


Series With Enhanced Death Benefit:

     Net Assets                                 $        969    $          0

     Accumulation units outstanding                      104               0

     Unit value of accumulation units           $       9.28    $       9.74

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2001


                                                                                    Market Value     Market
Portfolio Investment                                                 Shares          Per Share        Value              Cost
--------------------                                                -------        -------------   ------------      -------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                                 337,837         $   45.06      $ 15,223,001      $ 17,632,532
     Government and Quality Bond Portfolio                          109,570             14.73         1,613,532         1,585,382
     Growth Portfolio                                               185,349             31.52         5,842,946         6,575,304
                                                                                                   ------------      ------------
                                                                                                     22,679,479        25,793,218
                                                                                                   ------------      ------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio                                    137,613             15.38         2,116,003         2,906,923
     Alliance Growth Portfolio                                      693,089             24.72        17,130,466        21,804,972
     Asset Allocation Portfolio                                      80,814             13.94         1,126,903         1,176,891
     Blue Chip Growth Portfolio                                      28,491              7.81           222,620           235,246
     Cash Management Portfolio                                       56,012             11.26           630,819           759,793
     Corporate Bond Portfolio                                        83,264             11.26           937,848           932,481
     Davis Venture Value Portfolio                                  788,214             27.10        21,359,197        21,962,785
     "Dogs" of Wall Street Portfolio                                 35,066              9.17           321,506           289,695
     Emerging Markets Portfolio                                     182,781              6.83         1,248,828         1,512,078
     Federated Value Portfolio                                      147,947             16.44         2,432,912         2,375,275
     Global Bond Portfolio                                           16,798             11.29           189,605           186,829
     Global Equities Portfolio                                      288,897             15.23         4,401,216         5,413,980
     Goldman Sachs Research Portfolio                                30,727              8.93           274,537           289,442
     Growth-Income Portfolio                                        605,820             26.40        15,994,659        18,218,133
     Growth Opportunities Portfolio                                  52,517              7.16           376,152           467,264
     High-Yield Bond Portfolio                                       97,506              8.68           846,383           909,199
     International Diversified Equities Portfolio                   113,363              9.84         1,115,311         1,381,766
     International Growth & Income Portfolio                        561,241             11.52         6,463,673         7,018,881
     MFS Growth & Income Portfolio                                  442,452             12.92         5,718,120         6,000,688
     MFS Mid-Cap Growth Portfolio                                   271,039             16.78         4,546,917         4,757,893
     MFS Total Return Portfolio                                     258,831             16.38         4,240,821         4,022,230
     Putnam Growth Portfolio                                        373,296             18.50         6,907,123         8,936,888
     Real Estate Portfolio                                           19,009             10.51           199,851           188,973
     SunAmerica Balanced Portfolio                                  247,322             16.31         4,034,490         4,524,384
     Technology Portfolio                                            21,954              4.70           103,187           132,861
     Telecom Utility Portfolio                                       51,128             12.67           647,585           673,293
     Worldwide High Income Portfolio                                 33,904              8.99           304,790           338,804
                                                                                                   ------------      ------------
                                                                                                    103,891,522       117,417,647
                                                                                                   ------------      ------------
                                                                                                   $126,571,001      $143,210,865
                                                                                                   ============      ============


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001

                                                  Government
                                      Capital         and                    Aggressive      Alliance       Asset        Blue Chip
                                   Appreciation  Quality Bond    Growth        Growth         Growth      Allocation      Growth
                                    Portfolio      Portfolio    Portfolio     Portfolio      Portfolio    Portfolio      Portfolio
                                   ------------  ------------   ----------   -----------    ----------    ----------    ----------
Investment income:
     Dividends and capital
      gains distributions           $  732,693    $   21,269    $  243,772    $  141,198    $1,370,508    $   26,754    $      223
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Total investment income       732,693        21,269       243,772       141,198     1,370,508        26,754           223
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Expenses:
  Mortality risk charge                (20,100)       (1,432)       (7,328)       (3,663)      (24,838)       (1,399)         (121)
  Guarantee death benefit charge       (30,587)       (2,179)      (11,152)       (5,574)      (37,798)       (2,129)         (185)
  Expense risk charge                  (10,487)         (747)       (3,823)       (1,911)      (12,959)         (730)          (63)
  Distribution expense charge          (13,108)         (933)       (4,780)       (2,390)      (16,199)         (913)          (80)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Total expenses                (74,282)       (5,291)      (27,083)      (13,538)      (91,794)       (5,171)         (449)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net investment income (loss)           658,411        15,978       216,689       127,660     1,278,714        21,583          (226)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized gains (losses) from
  securities transactions:
  Proceeds from shares sold            139,643        56,778       142,723       231,835       136,058        56,961        22,243
  Cost of shares sold                 (156,993)      (57,305)     (164,717)     (332,629)     (186,665)      (60,860)      (24,807)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized gains (losses) from
  securities transactions              (17,350)         (527)      (21,994)     (100,794)      (50,607)       (3,899)       (2,564)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   74,942           298        53,590       (78,800)      216,695         3,421             0
  End of period                     (2,409,531)       28,150      (732,358)     (790,920)   (4,674,506)      (49,988)      (12,626)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Change in net unrealized
  appreciation/(depreciation)
  of investments                    (2,484,473)       27,852      (785,948)     (712,120)   (4,891,201)      (53,409)      (12,626)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Increase (decrease) in net assets
  from operations                   $(1,843,412)  $   43,303    $ (591,253)   $ (685,254)   $(3,663,094)  $  (35,725)   $  (15,416)
                                    ===========   ==========    ==========    ==========    ===========   ==========    ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                                  Davis
                                       Cash       Corporate      Venture     "Dogs" of       Emerging     Federated      Global
                                     Management     Bond          Value      Wall Street      Markets       Value          Bond
                                     Portfolio    Portfolio     Portfolio     Portfolio      Portfolio    Portfolio      Portfolio
                                    ----------    ----------    ----------   -----------    ----------    ----------    ----------
Investment income:
   Dividends and capital
    gains distributions             $    7,779    $   19,923    $  138,397    $    4,615    $   25,563    $   58,133    $    3,921
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------
      Total investment income            7,779        19,923       138,397         4,615        25,563        58,133         3,921
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Expenses:
   Mortality risk charge                  (659)         (895)      (26,681)         (380)       (1,767)       (3,202)         (194)
   Guarantee death benefit charge       (1,002)       (1,361)      (40,602)         (579)       (2,690)       (4,872)         (295)
   Expense risk charge                    (344)         (467)      (13,921)         (198)         (922)       (1,670)         (101)
   Distribution expense charge            (429)         (583)      (17,401)         (249)       (1,153)       (2,088)         (127)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Total expenses                 (2,434)       (3,306)      (98,605)       (1,406)       (6,532)      (11,832)         (717)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net investment income (loss)             5,345        16,617        39,792         3,209        19,031        46,301         3,204
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold           740,179        77,274       152,469         3,679       167,317        24,722        23,620
   Cost of shares sold                (603,284)      (76,115)     (163,579)       (3,672)     (187,809)      (25,472)      (23,851)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized gains (losses) from
   securities transactions             136,895         1,159       (11,110)            7       (20,492)         (750)         (231)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                      441          (213)      293,892         1,424       (16,124)        4,089            97
  End of period                       (128,974)        5,367      (603,588)       31,811      (263,250)       57,637         2,776
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Change in net unrealized
  appreciation/(depreciation)
  of investments                      (129,415)        5,580      (897,480)       30,387      (247,126)       53,548         2,679
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Increase (decrease) in net
  assets from operations            $   12,825    $   23,356    $ (868,798)   $   33,603    $ (248,587)   $   99,099    $    5,652
                                    ==========    ==========    ==========    ==========    ==========    ==========    ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                                                                        International  International
                                     Global     Goldman-Sachs     Growth-     Growth        High-Yield   Diversified     Growth &
                                     Equities     Research        Income    Opportunities     Bond         Equities       Income
                                    Portfolio     Portfolio      Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
                                    ----------  ------------    ----------  ------------    ----------  ------------   -----------
Investment income:
   Dividends and capital
     gains distributions            $  207,937    $      448    $  478,765    $    1,219    $   30,718    $  110,161    $   67,768
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Total investment income       207,937           448       478,765         1,219        30,718       110,161        67,768
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Expenses:
   Mortality risk charge                (6,218)         (178)      (22,253)         (346)         (867)       (1,644)       (8,962)
   Guarantee death benefit charge       (9,462)         (271)      (33,864)         (526)       (1,319)       (2,502)      (13,638)
   Expense risk charge                  (3,244)          (93)      (11,610)         (180)         (452)         (858)       (4,676)
   Distribution expense charge          (4,056)         (116)      (14,513)         (225)         (566)       (1,073)       (5,844)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Total expenses                (22,980)         (658)      (82,240)       (1,277)       (3,204)       (6,077)      (33,120)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net investment income (loss)           184,957          (210)      396,525           (58)       27,514       104,084        34,648
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold            32,597         1,464        54,947         6,769         7,387        61,566         8,198
   Cost of shares sold                 (40,856)       (1,555)      (63,202)       (8,483)       (8,055)      (77,626)       (9,087)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized gains (losses) from
   securities transactions              (8,259)          (91)       (8,255)       (1,714)         (668)      (16,060)         (889)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                  11,589             0       128,704             0        (1,612)      (14,023)      (13,959)
   End of period                    (1,012,764)      (14,905)   (2,223,474)      (91,112)      (62,816)     (266,455)     (555,208)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Change in net unrealized
  appreciation/ (depreciation)
   of investments                   (1,024,353)      (14,905)   (2,352,178)      (91,112)      (61,204)     (252,432)     (541,249)
                                    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Increase (decrease) in net
   assets from operations           $ (847,655)   $  (15,206)   $(1,963,908)  $  (92,884)   $  (34,358)   $ (164,408)   $ (507,490)
                                    ==========    ==========    ===========   ==========    ==========    ==========    ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                    MFS Growth   MFS Mid-Cap   MFS Total       Putnam         Real       SunAmerica
                                    & Income       Growth       Return         Growth        Estate      Balanced       Technology
                                    Portfolio     Portfolio    Portfolio      Portfolio     Portfolio    Portfolio      Portfolio
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
Investment income:
  Dividends and capital
    gains distributions            $   14,816    $   29,379    $   43,472    $  410,238    $    3,340    $   37,834    $        0
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Total investment income       14,816        29,379        43,472       410,238         3,340        37,834             0
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Expenses:
  Mortality risk charge                (7,227)       (4,865)       (4,345)      (10,956)         (262)       (5,729)          (62)
  Guarantee death benefit charge      (10,997)       (7,404)       (6,612)      (16,673)         (399)       (8,718)          (95)
  Expense risk charge                  (3,771)       (2,538)       (2,267)       (5,716)         (137)       (2,989)          (32)
  Distribution expense charge          (4,713)       (3,173)       (2,833)       (7,146)         (170)       (3,737)          (41)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
         Total expenses               (26,708)      (17,980)      (16,057)      (40,491)         (968)      (21,173)         (230)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net investment income (loss)          (11,892)       11,399        27,415       369,747         2,372        16,661          (230)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized gains (losses)
  from securities transactions:
  Proceeds from shares sold            18,890        57,816       118,261        81,305        28,989       241,603         2,149
  Cost of shares sold                 (18,492)      (74,850)     (115,530)     (104,378)      (27,873)     (262,391)       (2,418)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net realized gains (losses) from
  securities transactions                 398       (17,034)        2,731       (23,073)        1,116       (20,788)         (269)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                  19,774        16,755        16,081        23,040         1,696        (5,208)            0
  End of period                      (282,568)     (210,975)      218,591    (2,029,765)       10,878      (489,894)      (29,674)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Change in net unrealized
  appreciation/ (depreciation)
   of investments                    (302,342)     (227,730)      202,510    (2,052,805)        9,182      (484,686)      (29,674)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Increase (decrease) in net
  assets from operations           $ (313,836)   $ (233,365)   $  232,656    $(1,706,131)  $   12,670    $ (488,813)   $  (30,173)
                                   ==========    ==========    ==========    ===========   ==========    ==========    ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                      Telecom         Worldwide
                                                      Utility        High Income
                                                     Portfolio        Portfolio        TOTAL
                                                    ------------    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $     11,888    $     21,085    $  4,263,816
                                                    ------------    ------------    ------------
         Total investment income                          11,888          21,085       4,263,816
                                                    ------------    ------------    ------------

Expenses:
     Mortality risk charge                                  (771)           (438)       (167,782)
     Guarantee death benefit charge                       (1,173)           (666)       (255,324)
     Expense risk charge                                    (402)           (228)        (87,536)
     Distribution expense charge                            (502)           (285)       (109,426)
                                                    ------------    ------------    ------------
         Total expenses                                   (2,848)         (1,617)       (620,068)
                                                    ------------    ------------    ------------

Net investment income (loss)                               9,040          19,468       3,643,748
                                                    ------------    ------------    ------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            29,473           7,127       2,734,042
     Cost of shares sold                                 (32,453)         (7,869)     (2,922,876)
                                                    ------------    ------------    ------------

Net realized gains (losses) from
    securities transactions                               (2,980)           (742)       (188,834)
                                                    ------------    ------------    ------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                  (3,416)            902         734,075
     End of period                                       (25,708)        (34,014)    (16,639,863)
                                                    ------------    ------------    ------------

Change in net unrealized appreciation/
    (depreciation) of investments                        (22,292)        (34,916)    (17,373,938)
                                                    ------------    ------------    ------------

Increase (decrease) in net assets from operations   $    (16,232)   $    (16,190)   $(13,919,024)
                                                    ============    ============    ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001

                                                                                  Government
                                                                    Capital          and                          Aggressive
                                                                  Appreciation   Quality Bond      Growth           Growth
                                                                   Portfolio       Portfolio      Portfolio       Portfolio
                                                                 ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                  $    658,411    $     15,978    $    216,689    $    127,660
   Net realized gains (losses) from
      securities transactions                                         (17,350)           (527)        (21,994)       (100,794)
   Change in net unrealized appreciation/
      (depreciation) of investments                                (2,484,473)         27,852        (785,948)       (712,120)
                                                                 ------------    ------------    ------------    ------------
   Increase (decrease) in net assets from operations               (1,843,412)         43,303        (591,253)       (685,254)
                                                                 ------------    ------------    ------------    ------------
From capital transactions without
   enhanced death benefit:
      Net proceeds from units sold                                  2,885,254         187,690       1,521,966         826,345
      Cost of units redeemed                                         (350,297)        (12,963)       (192,705)        (35,268)
      Net transfers                                                11,213,324       1,263,721       3,915,962       1,308,968
                                                                 ------------    ------------    ------------    ------------
   Increase (decrease) in net assets from capital transactions     13,748,281       1,438,448       5,245,223       2,100,045
                                                                 ------------    ------------    ------------    ------------

From capital transactions with
   enhanced death benefit:
      Net proceeds from units sold                                    129,468          17,213          65,047           3,324
      Cost of units redeemed                                               (9)              0               0               0
      Net transfers                                                     8,395           5,771             969             401
                                                                 ------------    ------------    ------------    ------------
   Increase (decrease) in net assets from capital transactions        137,854          22,984          66,016           3,725
                                                                 ------------    ------------    ------------    ------------
Total increase (decrease) in net assets from
   capital transactions                                            13,886,135       1,461,432       5,311,239       2,103,770
Increase (decrease) in net assets                                  12,042,723       1,504,735       4,719,986       1,418,516
Net assets at beginning of period                                   3,180,278         108,797       1,122,960         697,487
                                                                 ------------    ------------    ------------    ------------
Net assets at end of period                                      $ 15,223,001    $  1,613,532    $  5,842,946    $  2,116,003
                                                                 ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Series without enhanced death benefit:
   Units sold                                                         219,056          17,255         134,395          61,922
   Units redeemed                                                     (28,630)         (1,162)        (18,482)         (3,056)
   Units transferred                                                  884,703         115,432         353,628          99,593
                                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                            1,075,129         131,525         469,541         158,459
Beginning units                                                       226,697          10,743          93,965          49,324
                                                                 ------------    ------------    ------------    ------------
Ending units                                                        1,301,826         142,268         563,506         207,783
                                                                 ============    ============    ============    ============
Series with enhanced death benefit:
   Units sold                                                          10,818           1,528           6,102             324
   Units redeemed                                                          (1)              0               0               0
   Units transferred                                                      772             513             104              41
                                                                 ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                               11,589           2,041           6,206             365
Beginning units                                                             0               0               0               0
                                                                 ------------    ------------    ------------    ------------
Ending units                                                           11,589           2,041           6,206             365
                                                                 ============    ============    ============    ============

                                                                      Alliance          Asset        Blue Chip
                                                                      Growth          Allocation      Growth
                                                                     Portfolio        Portfolio      Portfolio
                                                                    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                     $  1,278,714    $     21,583    $       (226)
   Net realized gains (losses) from
      securities transactions                                            (50,607)         (3,899)         (2,564)
   Change in net unrealized appreciation/
      (depreciation) of investments                                   (4,891,201)        (53,409)        (12,626)
                                                                    ------------    ------------    ------------
   Increase (decrease) in net assets from operations                  (3,663,094)        (35,725)        (15,416)
                                                                    ------------    ------------    ------------
From capital transactions without
   enhanced death benefit:
      Net proceeds from units sold                                     3,027,304         228,780          71,350
      Cost of units redeemed                                            (402,631)        (63,809)         (3,000)
      Net transfers                                                   13,106,272         844,880         167,305
                                                                    ------------    ------------    ------------
   Increase (decrease) in net assets from capital transactions        15,730,945       1,009,851         235,655
                                                                    ------------    ------------    ------------

From capital transactions with
   enhanced death benefit:
      Net proceeds from units sold                                        73,612               0           2,381
      Cost of units redeemed                                                   0               0               0
      Net transfers                                                       10,126               0               0
                                                                    ------------    ------------    ------------
   Increase (decrease) in net assets from capital transactions            83,738               0           2,381
                                                                    ------------    ------------    ------------
Total increase (decrease) in net assets from
   capital transactions                                               15,814,683       1,009,851         238,036
Increase (decrease) in net assets                                     12,151,589         974,126         222,620
Net assets at beginning of period                                      4,978,877         152,777               0
                                                                    ------------    ------------    ------------
Net assets at end of period                                         $ 17,130,466    $  1,126,903    $    222,620
                                                                    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Series without enhanced death benefit:
   Units sold                                                            288,780          22,007           8,935
   Units redeemed                                                        (44,632)         (6,599)           (411)
   Units transferred                                                   1,336,668          82,787          22,456
                                                                    ------------    ------------    ------------
Increase (decrease) in units outstanding                               1,580,816          98,195          30,980
Beginning units                                                          423,804          14,781               0
                                                                    ------------    ------------    ------------
Ending units                                                           2,004,620         112,976          30,980
                                                                    ============    ============    ============
Series with enhanced death benefit:
   Units sold                                                              8,877               0             335
   Units redeemed                                                              0               0               0
   Units transferred                                                       1,273               0               0
                                                                    ------------    ------------    ------------
Increase (decrease) in units outstanding                                  10,150               0             335
Beginning units                                                                0               0               0
                                                                    ------------    ------------    ------------
Ending units                                                              10,150               0             335
                                                                    ============    ============    ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                  Cash          Corporate      Davis Venture     "Dogs" of       Emerging
                                                Management        Bond            Value         Wall Street       Markets
                                                Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                               ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $      5,345    $     16,617    $     39,792    $      3,209    $     19,031
   Net realized gains (losses) from
      securities transactions                       136,895           1,159         (11,110)              7         (20,492)
   Change in net unrealized appreciation/
      (depreciation) of investments                (129,415)          5,580        (897,480)         30,387        (247,126)
                                               ------------    ------------    ------------    ------------    ------------
   Increase (decrease) in net
     assets from operations                          12,825          23,356        (868,798)         33,603        (248,587)
                                               ------------    ------------    ------------    ------------    ------------
From capital transactions without
   enhanced death benefit:
      Net proceeds from units sold                  375,474         260,253       3,818,402           5,145         367,237
      Cost of units redeemed                       (207,953)        (86,099)       (482,261)           (141)        (18,661)
      Net transfers                                 407,064         704,340      14,602,916         250,751         935,187
                                               ------------    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets
    from capital transactions                       574,585         878,494      17,939,057         255,755       1,283,763
                                               ------------    ------------    ------------    ------------    ------------

From capital transactions with
   enhanced death benefit:
      Net proceeds from units sold                    2,383               0         168,441               0          24,992
      Cost of units redeemed                              0               0             (23)              0               0
      Net transfers                                   2,907             969          16,436               0               0
                                               ------------    ------------    ------------    ------------    ------------
   Increase (decrease) in net assets
    from capital transactions                         5,290             969         184,854               0          24,992
                                               ------------    ------------    ------------    ------------    ------------
Total increase (decrease) in net assets from
   capital transactions                             579,875         879,463      18,123,911         255,755       1,308,755
Increase (decrease) in net assets                   592,700         902,819      17,255,113         289,358       1,060,168
Net assets at beginning of period                    38,119          35,029       4,104,084          32,148         188,660
                                               ------------    ------------    ------------    ------------    ------------
Net assets at end of period                    $    630,819    $    937,848    $ 21,359,197    $    321,506    $  1,248,828
                                               ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Series without enhanced death benefit:
   Units sold                                        35,875          24,833         338,407             528          37,781
   Units redeemed                                   (19,647)         (7,949)        (44,853)            (14)         (2,338)
   Units transferred                                 38,458          66,849       1,310,864          26,112         100,375
                                               ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding             54,686          83,733       1,604,418          26,626         135,818
Beginning units                                       3,737           3,500         353,493           3,381          16,356
                                               ------------    ------------    ------------    ------------    ------------
Ending units                                         58,423          87,233       1,957,911          30,007         152,174
                                               ============    ============    ============    ============    ============
Series with enhanced death benefit:
   Units sold                                           223               0          15,331               0           2,733
   Units redeemed                                         0               0              (2)              0               0
   Units transferred                                    272              90           1,583               0               0
                                               ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                495              90          16,912               0           2,733
Beginning units                                           0               0               0               0               0
                                               ------------    ------------    ------------    ------------    ------------
Ending units                                            495              90          16,912               0           2,733
                                               ============    ============    ============    ============    ============

                                                  Federated        Global
                                                    Value           Bond
                                                  Portfolio       Portfolio
                                                ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $     46,301    $      3,204
   Net realized gains (losses) from
      securities transactions                           (750)           (231)
   Change in net unrealized appreciation/
      (depreciation) of investments                   53,548           2,679
                                                ------------    ------------
   Increase (decrease) in net
     assets from operations                           99,099           5,652
                                                ------------    ------------
From capital transactions without
   enhanced death benefit:
      Net proceeds from units sold                   350,780          37,781
      Cost of units redeemed                         (51,798)         (1,351)
      Net transfers                                1,531,830         135,319
                                                ------------    ------------
   Increase (decrease) in net assets
    from capital transactions                      1,830,812         171,749
                                                ------------    ------------

From capital transactions with
   enhanced death benefit:
      Net proceeds from units sold                     2,074               0
      Cost of units redeemed                               0               0
      Net transfers                                        0             484
                                                ------------    ------------
   Increase (decrease) in net assets
    from capital transactions                          2,074             484
                                                ------------    ------------
Total increase (decrease) in net assets from
   capital transactions                            1,832,886         172,233
Increase (decrease) in net assets                  1,931,985         177,885
Net assets at beginning of period                    500,927          11,720
                                                ------------    ------------
Net assets at end of period                     $  2,432,912    $    189,605
                                                ============    ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Series without enhanced death benefit:
   Units sold                                         34,300           3,599
   Units redeemed                                     (5,069)           (130)
   Units transferred                                 148,480          12,552
                                                ------------    ------------
Increase (decrease) in units outstanding             177,711          16,021
Beginning units                                       49,962           1,149
                                                ------------    ------------
Ending units                                         227,673          17,170
                                                ============    ============
Series with enhanced death benefit:
   Units sold                                            206               0
   Units redeemed                                          0               0
   Units transferred                                       0              44
                                                ------------    ------------
Increase (decrease) in units outstanding                 206              44
Beginning units                                            0               0
                                                ------------    ------------
Ending units                                             206              44
                                                ============    ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)


                                           Global        Goldman-Sachs      Growth-         Growth        High-Yield
                                           Equities        Research         Income       Opportunities       Bond
                                          Portfolio        Portfolio       Portfolio       Portfolio       Portfolio
                                         ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)           $    184,957    $       (210)   $    396,525    $        (58)   $     27,514
  Net realized gains (losses) from
     securities transactions                   (8,259)            (91)         (8,255)         (1,714)           (668)
  Change in net unrealized appreciation/
     (depreciation) of investments         (1,024,353)        (14,905)     (2,352,178)        (91,112)        (61,204)
                                         ------------    ------------    ------------    ------------    ------------
  Increase (decrease) in net
    assets from operations                   (847,655)        (15,206)     (1,963,908)        (92,884)        (34,358)
                                         ------------    ------------    ------------    ------------    ------------
From capital transactions without
enhanced death benefit:
     Net proceeds from units sold             882,820          52,673       2,944,915         156,562         142,592
     Cost of units redeemed                  (104,271)         (3,000)       (327,593)         (1,551)           (912)
     Net transfers                          3,491,197         237,375      11,438,715         314,025         607,719
                                         ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets
  from capital transactions                 4,269,746         287,048      14,056,037         469,036         749,399
                                         ------------    ------------    ------------    ------------    ------------

From capital transactions with
enhanced death benefit:
     Net proceeds from units sold              23,571               0          72,397               0               0
     Cost of units redeemed                         0             (14)            (23)              0               0
     Net transfers                                601           2,709           6,921               0               0
                                         ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets
  from capital transactions                    24,172           2,695          79,295               0               0
                                         ------------    ------------    ------------    ------------    ------------
Total increase (decrease) in net
  assets from capital transactions          4,293,918         289,743      14,135,332         469,036         749,399
Increase (decrease) in net assets           3,446,263         274,537      12,171,424         376,152         715,041
Net assets at beginning of period             954,953               0       3,823,235               0         131,342
                                         ------------    ------------    ------------    ------------    ------------
Net assets at end of period              $  4,401,216    $    274,537    $ 15,994,659    $    376,152    $    846,383
                                         ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Series without enhanced death benefit:
  Units sold                                   82,950           5,367         272,868          16,719          14,497
  Units redeemed                              (10,779)           (340)        (32,329)           (219)            (96)
  Units transferred                           352,244          26,148       1,097,005          38,357          63,559
                                         ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding      424,415          31,175       1,337,544          54,857          77,960
Beginning units                                81,597               0         335,543               0          13,058
                                         ------------    ------------    ------------    ------------    ------------
Ending units                                  506,012          31,175       1,673,087          54,857          91,018
                                         ============    ============    ============    ============    ============
Series with enhanced death benefit:
  Units sold                                    2,683               0           7,508               0               0
  Units redeemed                                    0               0               2               0               0
  Units transferred                                73             326             769               0               0
                                         ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding        2,756             326           8,279               0               0
Beginning units                                     0               0               0               0               0
                                         ------------    ------------    ------------    ------------    ------------
Ending units                                    2,756             326           8,279               0               0
                                         ============    ============    ============    ============    ============

                                          International    International
                                           Diversified       Growth &
                                             Equities         Income
                                            Portfolio        Portfolio
                                          -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $    104,084    $     34,648
  Net realized gains (losses) from
     securities transactions                    (16,060)           (889)
  Change in net unrealized appreciation/
     (depreciation) of investments             (252,432)       (541,249)
                                           ------------    ------------
  Increase (decrease) in net
    assets from operations                     (164,408)       (507,490)
                                           ------------    ------------
From capital transactions without
enhanced death benefit:
     Net proceeds from units sold               270,082       1,378,736
     Cost of units redeemed                     (41,187)       (149,293)
     Net transfers                              743,272       4,293,751
                                           ------------    ------------
Increase (decrease) in net assets
  from capital transactions                     972,167       5,523,194
                                           ------------    ------------

From capital transactions with
enhanced death benefit:
     Net proceeds from units sold                 4,312          11,780
     Cost of units redeemed                           0             (13)
     Net transfers                                  808           2,709
                                           ------------    ------------
Increase (decrease) in net assets
  from capital transactions                       5,120          14,476
                                           ------------    ------------
Total increase (decrease) in net
  assets from capital transactions              977,287       5,537,670
Increase (decrease) in net assets               812,879       5,030,180
Net assets at beginning of period               302,432       1,433,493
                                           ------------    ------------
Net assets at end of period                $  1,115,311    $  6,463,673
                                           ============    ============

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
Series without enhanced death benefit:
  Units sold                                     29,776         130,863
  Units redeemed                                 (4,928)        (15,308)
  Units transferred                              84,014         415,645
                                           ------------    ------------
Increase (decrease) in units outstanding        108,862         531,200
Beginning units                                  30,627         132,522
                                           ------------    ------------
Ending units                                    139,489         663,722
                                           ============    ============

Series with enhanced death benefit:
  Units sold                                        555           1,190
  Units redeemed                                      0              (1)
  Units transferred                                 101             283
                                           ------------    ------------
Increase (decrease) in units outstanding            656           1,472
Beginning units                                       0               0
                                           ------------    ------------
Ending units                                        656           1,472
                                           ============    ============

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                MFS Growth     MFS Mid-Cap    MFS Total       Putnam          Real
                                                & Income        Growth         Return         Growth         Estate
                                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)              $   (11,892)   $    11,399    $    27,415    $   369,747    $     2,372
     Net realized gains (losses) from
        securities transactions                        398        (17,034)         2,731        (23,073)         1,116
     Change in net unrealized appreciation/
        (depreciation) of investments             (302,342)      (227,730)       202,510     (2,052,805)         9,182
                                               -----------    -----------    -----------    -----------    -----------
     Increase (decrease) in net
      assets from operations                      (313,836)      (233,365)       232,656     (1,706,131)        12,670
                                               -----------    -----------    -----------    -----------    -----------
From capital transactions without
     enhanced death benefit:
        Net proceeds from units sold               806,797      1,061,770        775,398      1,736,430         24,668
        Cost of units redeemed                     (70,627)       (47,070)       (62,776)      (187,320)       (16,661)
        Net transfers                            4,044,516      3,344,086      2,728,402      5,021,510        152,194
                                               -----------    -----------    -----------    -----------    -----------
     Increase (decrease) in net assets
       from capital transactions                 4,780,686      4,358,786      3,441,024      6,570,620        160,201
                                               -----------    -----------    -----------    -----------    -----------

From capital transactions with
     enhanced death benefit:
        Net proceeds from units sold                46,112          3,626         53,536         23,484              0
        Cost of units redeemed                           0              0              0             (9)             0
        Net transfers                                7,526            401              0          3,410            484
                                               -----------    -----------    -----------    -----------    -----------
     Increase (decrease) in net assets
      from capital transactions                     53,638          4,027         53,536         26,885            484
                                               -----------    -----------    -----------    -----------    -----------
Total increase (decrease) in net assets from
     capital transactions                        4,834,324      4,362,813      3,494,560      6,597,505        160,685
Increase (decrease) in net assets                4,520,488      4,129,448      3,727,216      4,891,374        173,355
Net assets at beginning of period                1,197,632        417,469        513,605      2,015,749         26,496
                                               -----------    -----------    -----------    -----------    -----------
Net assets at end of period                    $ 5,718,120    $ 4,546,917    $ 4,240,821    $ 6,907,123    $   199,851
                                               ===========    ===========    ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Series without enhanced death benefit:
     Units sold                                     78,068         75,159         68,494        163,276          2,121
     Units redeemed                                 (7,180)        (3,493)        (5,538)       (20,894)        (1,378)
     Units transferred                             396,657        242,176        241,919        500,344         12,591
                                               -----------    -----------    -----------    -----------    -----------
Increase (decrease) in units outstanding           467,545        313,842        304,875        642,726         13,334
Beginning units                                    114,191         30,505         50,264        177,965          2,461
                                               -----------    -----------    -----------    -----------    -----------
Ending units                                       581,736        344,347        355,139        820,691         15,795
                                               ===========    ===========    ===========    ===========    ===========
Series with enhanced death benefit:
     Units sold                                      4,769            271          4,588          2,816              0
     Units redeemed                                      0              0              0             (1)             0
     Units transferred                                 801             35              0            429             39
                                               -----------    -----------    -----------    -----------    -----------
Increase (decrease) in units outstanding             5,570            306          4,588          3,244             39
Beginning units                                          0              0              0              0              0
                                               -----------    -----------    -----------    -----------    -----------
Ending units                                         5,570            306          4,588          3,244             39
                                               ===========    ===========    ===========    ===========    ===========

                                                SunAmerica
                                                 Balanced       Technology
                                                 Portfolio      Portfolio
                                                -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)               $    16,661    $      (230)
     Net realized gains (losses) from
        securities transactions                     (20,788)          (269)
     Change in net unrealized appreciation/
        (depreciation) of investments              (484,686)       (29,674)
                                                -----------    -----------
     Increase (decrease) in net
      assets from operations                       (488,813)       (30,173)
                                                -----------    -----------
From capital transactions without
     enhanced death benefit:
        Net proceeds from units sold                769,857         57,384
        Cost of units redeemed                      (83,432)           (59)
        Net transfers                             2,804,144         76,035
                                                -----------    -----------
     Increase (decrease) in net assets
       from capital transactions                  3,490,569        133,360
                                                -----------    -----------

From capital transactions with
     enhanced death benefit:
        Net proceeds from units sold                  2,356              0
        Cost of units redeemed                            0              0
        Net transfers                                     0              0
                                                -----------    -----------
     Increase (decrease) in net assets
      from capital transactions                       2,356              0
                                                -----------    -----------
Total increase (decrease) in net assets from
     capital transactions                         3,492,925        133,360
Increase (decrease) in net assets                 3,004,112        103,187
Net assets at beginning of period                 1,030,378              0
                                                -----------    -----------
Net assets at end of period                     $ 4,034,490    $   103,187
                                                ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Series without enhanced death benefit:
     Units sold                                      74,782          7,949
     Units redeemed                                  (8,485)           (13)
     Units transferred                              271,940         15,647
                                                -----------    -----------
Increase (decrease) in units outstanding            338,237         23,583
Beginning units                                      93,619              0
                                                -----------    -----------
Ending units                                        431,856         23,583
                                                ===========    ===========
Series with enhanced death benefit:
     Units sold                                         265              0
     Units redeemed                                       0              0
     Units transferred                                    0              0
                                                -----------    -----------
Increase (decrease) in units outstanding                265              0
Beginning units                                           0              0
                                                -----------    -----------
Ending units                                            265              0
                                                ===========    ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                                      Telecom         Worldwide
                                                                      Utility        High Income
                                                                     Portfolio        Portfolio          TOTAL
                                                                   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $       9,040    $      19,468    $   3,643,748
     Net realized gains (losses) from securities transactions             (2,980)            (742)        (188,834)
     Change in net unrealized appreciation/
        (depreciation) of investments                                    (22,292)         (34,916)     (17,373,938)
                                                                   -------------    -------------    -------------
     Increase (decrease) in net assets from operations                   (16,232)         (16,190)     (13,919,024)
                                                                   -------------    -------------    -------------
From capital transactions without enhanced death benefit:
        Net proceeds from units sold                                      87,712          147,041       25,259,198
        Cost of units redeemed                                           (37,291)         (13,946)      (3,055,926)
        Net transfers                                                    521,558          148,263       90,354,601
                                                                   -------------    -------------    -------------
     Increase (decrease) in net assets from capital transactions         571,979          281,358      112,557,873
                                                                   -------------    -------------    -------------

From capital transactions with enhanced death benefit:
        Net proceeds from units sold                                         936                0          731,045
        Cost of units redeemed                                                 0                0              (91)
        Net transfers                                                          0                0           72,027
                                                                   -------------    -------------    -------------
     Increase (decrease) in net assets from capital transactions             936                0          802,981
                                                                   -------------    -------------    -------------
Total increase (decrease) in net assets from
     capital transactions                                                572,915          281,358      113,360,854
Increase (decrease) in net assets                                        556,683          265,168       99,441,830
Net assets at beginning of period                                         90,902           39,622       27,129,171
                                                                   -------------    -------------    -------------
Net assets at end of period                                        $     647,585    $     304,790    $ 126,571,001
                                                                   =============    =============    =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:
Series without enhanced death benefit:
     Units sold                                                            9,224           14,362        2,274,148
     Units redeemed                                                       (4,153)          (1,370)        (299,475)
     Units transferred                                                    55,446           14,515        8,427,164
                                                                   -------------    -------------    -------------
Increase (decrease) in units outstanding                                  60,517           27,507       10,401,837
Beginning units                                                            9,175            3,802        2,326,221
                                                                   -------------    -------------    -------------
Ending units                                                              69,692           31,309       12,728,058
                                                                   =============    =============    =============
Series with enhanced death benefit:
     Units sold                                                              104                0           71,226
     Units redeemed                                                            0                0               (3)
     Units transferred                                                         0                0            7,548
                                                                   -------------    -------------    -------------
Increase (decrease) in units outstanding                                     104                0           78,771
Beginning units                                                                0                0                0
                                                                   -------------    -------------    -------------
Ending units                                                                 104                0           78,771
                                                                   =============    =============    =============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2000

                                                                             Government    International
                                                Capital                         and        Diversified       Global
                                              Appreciation     Growth       Quality Bond     Equities       Equities
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $    (5,465)   $    (1,920)   $      (140)   $      (504)   $    (1,325)
     Net realized gains (losses) from
         securities transactions                    9,871             71              0            (52)            16
     Change in net unrealized appreciation/
         depreciation of investments               74,942         53,590            298        (14,023)        11,589
                                              -----------    -----------    -----------    -----------    -----------

         Increase (decrease) in net
          assets from operations                   79,348         51,741            158        (14,579)        10,280
                                              -----------    -----------    -----------    -----------    -----------

From capital transactions:
     Net proceeds from units sold               2,167,870        623,778         87,118        287,653        641,308
     Cost of units redeemed                        (8,581)        (7,832)             0              0         (2,049)
     Net transfers                                941,641        455,273         21,521         29,358        305,414
                                              -----------    -----------    -----------    -----------    -----------

         Increase (decrease) in net assets
             from capital transactions          3,100,930      1,071,219        108,639        317,011        944,673
                                              -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets               3,180,278      1,122,960        108,797        302,432        954,953
Net assets at beginning of period                       0              0              0              0              0
                                              -----------    -----------    -----------    -----------    -----------
Net assets at end of period                   $ 3,180,278    $ 1,122,960    $   108,797    $   302,432    $   954,953
                                              ===========    ===========    ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                   160,160         55,021          8,632         27,746         55,468
     Units redeemed                                  (604)          (688)             0              0           (171)
     Units transferred                             67,141         39,632          2,111          2,881         26,300
                                              -----------    -----------    -----------    -----------    -----------

Increase (decrease) in units outstanding          226,697         93,965         10,743         30,627         81,597
Beginning units                                         0              0              0              0              0
                                              -----------    -----------    -----------    -----------    -----------

Ending units                                      226,697         93,965         10,743         30,627         81,597
                                              ===========    ===========    ===========    ===========    ===========

                                                Aggressive     Venture
                                                 Growth          Value
                                                Portfolio      Portfolio
                                               -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)              $    (1,099)   $    (7,229)
     Net realized gains (losses) from
         securities transactions                        26             22
     Change in net unrealized appreciation/
         depreciation of investments               (78,800)       293,892
                                               -----------    -----------

         Increase (decrease) in net
          assets from operations                   (79,873)       286,685
                                               -----------    -----------

From capital transactions:
     Net proceeds from units sold                  672,754      2,660,852
     Cost of units redeemed                         (2,772)       (15,329)
     Net transfers                                 107,378      1,171,876
                                               -----------    -----------

         Increase (decrease) in net assets
             from capital transactions             777,360      3,817,399
                                               -----------    -----------

Increase (decrease) in net assets                  697,487      4,104,084
Net assets at beginning of period                        0              0
                                               -----------    -----------
Net assets at end of period                    $   697,487    $ 4,104,084
                                               ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     42,092        248,459
     Units redeemed                                   (181)        (1,395)
     Units transferred                               7,413        106,429
                                               -----------    -----------

Increase (decrease) in units outstanding            49,324        353,493
Beginning units                                          0              0
                                               -----------    -----------

Ending units                                        49,324        353,493
                                               ===========    ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2000

                                               Federated       Putnam        MFS Growth     Alliance       Growth-
                                                 Value         Growth        and Income      Growth         Income
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $      (748)   $    (4,112)   $    (2,698)   $    (8,454)   $    (6,246)
     Net realized gains (losses) from
         securities transactions                      (75)         4,914          7,471          1,739          1,750
     Change in net unrealized appreciation/
         depreciation of investments                4,089         23,040         19,774        216,695        128,704
                                              -----------    -----------    -----------    -----------    -----------

         Increase (decrease) in net
          assets from operations                    3,266         23,842         24,547        209,980        124,208
                                              -----------    -----------    -----------    -----------    -----------

From capital transactions:
     Net proceeds from units sold                 361,056      1,524,562        865,186      3,477,842      2,789,113
     Cost of units redeemed                        (1,741)        (6,686)        (3,412)       (16,243)       (13,457)
     Net transfers                                138,346        474,031        311,311      1,307,298        923,371
                                              -----------    -----------    -----------    -----------    -----------

         Increase (decrease) in net assets
          from capital transactions               497,661      1,991,907      1,173,085      4,768,897      3,699,027
                                              -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets                 500,927      2,015,749      1,197,632      4,978,877      3,823,235
Net assets at beginning of period                       0              0              0              0              0
                                              -----------    -----------    -----------    -----------    -----------
Net assets at end of period                   $   500,927    $ 2,015,749    $ 1,197,632    $ 4,978,877    $ 3,823,235
                                              ===========    ===========    ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                    36,172        136,817         84,252        310,600        253,475
     Units redeemed                                  (172)          (582)          (326)        (1,424)        (1,213)
     Units transferred                             13,962         41,730         30,265        114,628         83,281
                                              -----------    -----------    -----------    -----------    -----------

Increase (decrease) in units outstanding           49,962        177,965        114,191        423,804        335,543
Beginning units                                         0              0              0              0              0
                                              -----------    -----------    -----------    -----------    -----------

Ending units                                       49,962        177,965        114,191        423,804        335,543
                                              ===========    ===========    ===========    ===========    ===========

                                                 Asset       SunAmerica
                                              Allocation      Balanced
                                               Portfolio      Portfolio
                                              -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $      (255)   $    (1,725)
     Net realized gains (losses) from
         securities transactions                       19             16
     Change in net unrealized appreciation/
         depreciation of investments                3,421         (5,208)
                                              -----------    -----------

         Increase (decrease) in net
          assets from operations                    3,185         (6,917)
                                              -----------    -----------

From capital transactions:
     Net proceeds from units sold                  62,103        760,488
     Cost of units redeemed                          (260)        (8,514)
     Net transfers                                 87,749        285,321
                                              -----------    -----------

         Increase (decrease) in net assets
          from capital transactions               149,592      1,037,295
                                              -----------    -----------

Increase (decrease) in net assets                 152,777      1,030,378
Net assets at beginning of period                       0              0
                                              -----------    -----------
Net assets at end of period                   $   152,777    $ 1,030,378
                                              ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     6,202         68,730
     Units redeemed                                   (25)          (768)
     Units transferred                              8,604         25,657
                                              -----------    -----------

Increase (decrease) in units outstanding           14,781         93,619
Beginning units                                         0              0
                                              -----------    -----------
Ending units                                       14,781         93,619
                                              ===========    ===========

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2000
                                   (Continued)


                                               MFS Total                     Worldwide     High-Yield       Global
                                                Return         Utility      High Income       Bond           Bond
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $      (778)   $      (151)   $      (104)   $      (288)   $       (17)
     Net realized gains (losses) from
         securities transactions                        3              8             14             14              0
     Change in net unrealized appreciation/
         depreciation of investments               16,081         (3,416)           902         (1,612)            97
                                              -----------    -----------    -----------    -----------    -----------

         Increase (decrease) in net
          assets from operations                   15,306         (3,559)           812         (1,886)            80
                                              -----------    -----------    -----------    -----------    -----------

From capital transactions:
     Net proceeds from units sold                 296,228         73,095         35,912        105,193            708
     Cost of units redeemed                        (3,622)             0           (166)        (1,331)             0
     Net transfers                                205,693         21,366          3,064         29,366         10,932
                                              -----------    -----------    -----------    -----------    -----------

         Increase (decrease) in net assets
             from capital transactions            498,299         94,461         38,810        133,228         11,640
                                              -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets                 513,605         90,902         39,622        131,342         11,720
Net assets at beginning of period                       0              0              0              0              0
                                              -----------    -----------    -----------    -----------    -----------
Net assets at end of period                   $   513,605    $    90,902    $    39,622    $   131,342    $    11,720
                                              ===========    ===========    ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                    29,994          7,085          3,528         10,312             71
     Units redeemed                                  (370)             0            (16)          (131)             0
     Units transferred                             20,640          2,090            290          2,877          1,078
                                              -----------    -----------    -----------    -----------    -----------

Increase (decrease) in units outstanding           50,264          9,175          3,802         13,058          1,149
Beginning units                                         0              0              0              0              0
                                              -----------    -----------    -----------    -----------    -----------

Ending units                                       50,264          9,175          3,802         13,058          1,149
                                              ===========    ===========    ===========    ===========    ===========

                                                              International
                                                Corporate      Growth and
                                                  Bond          Income
                                                Portfolio      Portfolio
                                               -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)              $       (32)   $    46,046
     Net realized gains (losses) from
         securities transactions                        (3)          (333)
     Change in net unrealized appreciation/
         depreciation of investments                  (213)       (13,959)
                                               -----------    -----------

         Increase (decrease) in net
          assets from operations                      (248)        31,754
                                               -----------    -----------

From capital transactions:
     Net proceeds from units sold                   11,649      1,020,846
     Cost of units redeemed                              0         (3,628)
     Net transfers                                  23,628        384,521
                                               -----------    -----------

         Increase (decrease) in net assets
             from capital transactions              35,277      1,401,739
                                               -----------    -----------

Increase (decrease) in net assets                   35,029      1,433,493
Net assets at beginning of period                        0              0
                                               -----------    -----------
Net assets at end of period                    $    35,029    $ 1,433,493
                                               ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                      1,156         96,760
     Units redeemed                                      0           (343)
     Units transferred                               2,344         36,105
                                               -----------    -----------

Increase (decrease) in units outstanding             3,500        132,522
Beginning units                                          0              0
                                               -----------    -----------

Ending units                                         3,500        132,522
                                               ===========    ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (Portion Relating to the POLARIS II A-CLASS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2000
                                   (Continued)

                                              Emerging        Real         "Dogs" of     MFS Mid-Cap      Cash
                                              Markets        Estate       Wall Street      Growth       Management
                                             Portfolio      Portfolio      Portfolio      Portfolio     Portfolio         TOTAL
                                            -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)             $      (303)   $       (29)   $       (49)   $       407    $      (124)   $     2,658
   Net realized gains (losses) from
      securities transactions                       104              1            839             82            372         26,889
   Change in net unrealized appreciation/
      depreciation of investments               (16,124)         1,696          1,424         16,755            441        734,075
                                            -----------    -----------    -----------    -----------    -----------    -----------

         Increase (decrease) in net
          assets from operations                (16,323)         1,668          2,214         17,244            689        763,622
                                            -----------    -----------    -----------    -----------    -----------    -----------

From capital transactions:
   Net proceeds from units sold                 135,059         19,300         11,160        336,200         65,546     19,092,579
   Cost of units redeemed                             0              0              0           (528)             0        (96,151)
   Net transfers                                 69,924          5,528         18,774         64,553        (28,116)     7,369,121
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Increase (decrease) in net assets
      from capital transactions                 204,983         24,828         29,934        400,225         37,430     26,365,549
                                            -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets               188,660         26,496         32,148        417,469         38,119     27,129,171
Net assets at beginning of period                     0              0              0              0              0              0
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net assets at end of period                 $   188,660    $    26,496    $    32,148    $   417,469    $    38,119    $27,129,171
                                            ===========    ===========    ===========    ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    10,749          1,928          1,276         25,709          6,543      1,688,937
   Units redeemed                                     0              0              0            (39)             0         (8,448)
   Units transferred                              5,607            533          2,105          4,835         (2,806)       645,732
                                            -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in
    units outstanding                            16,356          2,461          3,381         30,505          3,737      2,326,221
Beginning units                                       0              0              0              0              0              0
                                            -----------    -----------    -----------    -----------    -----------    -----------

Ending units                                     16,356          2,461          3,381         30,505          3,737      2,326,221
                                            ===========    ===========    ===========    ===========    ===========    ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Variable Annuity Account Seven (Portion Relating to the Polaris II A-Class Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account contracts are sold through the Company's six wholly-owned or affiliated broker-dealers, over 900 independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

        The Separate Account is composed of thirty variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the three currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-seven currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty Variable Accounts and do not include balances allocated to the General Account.

        The inception dates of the thirty individual funds in the Variable Separate Account Seven are the following: September 5, 2000 for the Blue Chip Growth Portfolio; August 22, 2000 for the Growth Opportunities Portfolio; August 1, 2000 for the Goldman Sachs Research; August 21, 2000 for the Technology Portfolio; November 1, 1999 for the MFS Growth and Income and MFS Mid-Cap Growth Portfolios; October 28, 1999 for the MFS Total Return Portfolio; March 23, 1999 for Cash Management Portfolio; March 19, 1999 for the Capital Appreciation, Government and Quality Bond, Growth, Aggressive Growth, Alliance Growth, Davis Venture Value, "Dogs" of Wall Street, Federated Value, Global Bond, Global Equities, Growth-Income, High-Yield Bond, International Diversified Equities, Putnam Growth, SunAmerica Balanced, and Telecom Utility Portfolios; March 23, 1999 for the Asset Allocation, Corporate Bond, and Emerging Markets Portfolios; March 24, 1999 for the for the International Growth and Income Portfolio; March 31, 1999 for the Real Estate and Worldwide High Income Portfolios.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The investment objectives and policies of the three portfolios of the Anchor Trust are summarized below:

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed securities.

        The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in core equity securities that are widely diversified by industry and company.

        Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

        The investment objectives and policies of the twenty-seven portfolios of the SunAmerica Trust are summarized below:

        The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

        The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

        The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

        The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

        The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

        The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

        The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

        The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

        The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

        The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

        The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

        The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

        The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

        The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings determined by its Subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

        The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

        The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

        The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

        The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

        The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

        The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

        The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

        The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in equity and debt securities of utility companies.

        The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

        The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

        Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

        In December 2000, the Company began to offer an enhanced death benefit to new policyholders. Choice of this benefit results in a 0.25% increase in the Mortality Risk Charge (See Note 2), and therefore in slightly reduced accumulation unit values. The two accumulation unit values for each Variable Account are computed daily based on the total net assets applicable to policies with and without the enhanced benefit, respectively.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.      CHARGES AND DEDUCTIONS


        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Generally, purchase payments are not subject to a withdrawal charge. However, a withdrawal charge of 0.50% applies to gross purchase payments of $1,000,000 or more if invested less than 12 months at the time of withdrawal.

        SALES CHARGE: An up-front sales charge is applied against the gross purchase payments made to the contract. The sales charge equals a percentage of each gross purchase payment and varies with the investment amount in accordance with the table shown below:

                                                              Sales Charge as
                                                              a Percentage of
                                                              Gross Purchase
                      Investment Amount                      Payment Invested
                     -------------------                     ----------------
                      Less than $50,000                           5.75%
                      $ 50,000-$99,999                            4.75%
                      $100,000-$249,999                            3.50%
                      $250,000-$499,999                            2.50%
                      $500,000-$999,999                            2.00%
                      $1,000,000 or more                           0.50%


        TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

        PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

                         VARIABLE ANNUITY ACCOUNT SEVEN
         (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


        CHARGES AND DEDUCTIONS (continued)

        MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGES: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 0.70% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge of 0.23% is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges of 0.12% and 0.35%, respectively, are compensation to provide death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. If the contract holder elects the optional enhanced death benefit, the mortality risk, guarantee death benefit, and expense risk charge will equal to an annual rate of 0.95% of the net asset value of each portfolio, computed on a daily basis.

        DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, the Company will bear the loss.

        SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

        INCOME PROTECTOR FEATURE: The Income Protector Feature is a "safety net" which offers the ability to receive a guaranteed fixed minimum retirement income when the participant switches to the Income Phase. The Income Protector is a standard feature at no additional charge. The minimum guaranteed income is determined upon calculation of the "income benefit base." The "income benefit base" calculation is equal to the initial purchase payment plus all subsequent purchase payments, less all withdrawals and applicable fees and charges in an amount proportionate to the amount by which such withdrawals decrease the contract's value.

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.      INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

        The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the period from inception to April 30, 2001 consist of the following:

                                                         Cost of Shares    Proceeds from
        Portfolio Investment                                Acquired        Shares Sold
        --------------------                             --------------    -------------
        ANCHOR TRUST:
        Capital Appreciation Portfolio                    $14,684,189      $   139,643
        Government and Quality Bond Portfolio               1,534,188           56,778
        Growth Portfolio                                    5,670,651          142,723

        SUNAMERICA TRUST:
        Aggressive Growth Portfolio                         2,463,265          231,835
        Alliance Growth Portfolio                          17,229,455          136,058
        Asset Allocation Portfolio                          1,088,395           56,961
        Blue Chip Growth Portfolio                            260,053           22,243
        Cash Management Portfolio                           1,325,399          740,179
        Corporate Bond Portfolio                              973,354           77,274
        Davis Venture Value Portfolio                      18,316,172          152,469
        "Dogs" of Wall Street Portfolio                       262,643            3,679
        Emerging Markets Portfolio                          1,495,103          167,317
        Federated Value Portfolio                           1,903,909           24,722
        Global Bond Portfolio                                 199,057           23,620
        Global Equities Portfolio                           4,511,472           32,597
        Goldman Sachs Research Portfolio                      290,997            1,464
        Growth-Income Portfolio                            14,586,804           54,947
        Growth Opportunities Portfolio                        475,747            6,769
        High-Yield Bond Portfolio                             784,300            7,387
        International Diversified Equities Portfolio        1,142,937           61,566
        International Growth and Income Portfolio           5,580,516            8,198
        MFS Growth and Income Portfolio                     4,841,322           18,890
        MFS Mid-Cap Growth Portfolio                        4,432,029           57,816
        MFS Total Return Portfolio                          3,640,236          118,261
        Putnam Growth Portfolio                             7,048,557           81,305
        Real Estate Portfolio                                 192,046           28,989
        SunAmerica Balanced Portfolio                       3,751,189          241,603
        Technology Portfolio                                  135,279            2,149
        Telecom Utility Portfolio                             611,428           29,473
        Worldwide High Income Portfolio                       307,953            7,127

                         VARIABLE ANNUITY ACCOUNT SEVEN
          (PORTION RELATING TO THE POLARIS II A-CLASS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                          PART C -- OTHER INFORMATION

Item 24.      Financial Statements And Exhibits

(a)     Financial Statements

         The following financial statements are included in this Registration
         Statement:


                  Audited consolidated financial statements of Anchor National Life Insurance Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998.

                  Audited financial statements of Variable Annuity Account Seven (portion relating to the Polaris II A Class Variable Annuity) at April 30, 2001, for the year ended April 30, 2001, and for the period from inception to April 30, 2000.




(b)      Exhibits


(1)       Resolutions Establishing Separate Account..... *
(2)       Custody Agreements............................ **
(3)       (a) Form of Distribution Contract............. ***
          (b) Form of Selling Agreement................. ***
(4)       (a) Group Annuity Certificate................. ****
          (b) Individual Annuity Contract............... ****
          (c) Group Annuity Certificate Endorsement..... +
          (d) Individual Annuity Contract Endorsement... +
(5)       Application for Contract...................... ***
          (a) Participant Enrollment Form............... ***
          (b) Deferred Annuity Application.............. ***
(6)       Depositor -- Corporate Documents
          (a) Articles of Incorporation................. *
          (b) By-Laws................................... +++
(7)       Reinsurance Contract.......................... **
(8)       Form of Fund Participation Agreement.......... ***
          (a) Anchor Series Trust Fund Participation
              Agreement................................. ***
          (b) SunAmerica Series Trust Fund
              Participation Agreement................... ***
(9)       Opinion of Counsel............................ ****
          Consent of Counsel............................ ****
(10)      Consent of Independent Accountants............ Filed Herewith
(11)      Financial Statements Omitted from Item 23..... **
(12)      Initial Capitalization Agreement.............. **
(13)      Performance Computations...................... ++++
(14)      Diagram and Listing of All Persons Directly
          or Indirectly Controlled By or Under Common
          Control with Anchor National Life Insurance
          Company, the Depositor of Registrant.......... +++
(15)      Powers of Attorney............................ ++


          *       Filed October 21, 1998, Initial Registration Statement to this
                  Registration Statement
          **      Not Applicable
          ***     Filed February 16, 1999, Pre-Effective Amendment No. 1 and
                  Amendment No. 1 to this Registration Statement
          ****    Filed August 27, 1999, Pre-Effective Amendment No. 2 and
                  Amendment No. 2 to this Registration Statement
          *****   Filed October 8, 1999, Post-Effective Amendment No. 1 and
                  Amendment No. 3 to this Registration Statement
               +  Filed December 15, 1999 Post Effective Amendment No. 2
                  and Amendment No. 4 to the Registration Statement.

              ++ Filed June 28, 2000, Post-Effective Amendment No. 4 and 6 to this Registration Statement.

             +++ Filed April 13, 2001, Post-Effective Amendment No. 7 and 9 to this Registration Statement.

            ++++ Filed May 15, 2001, Post-Effective Amendment No. 8 and 10 to this Registration Statement.

Item 25.   Directors and Officers of the Depositor

         The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                      POSITION
----                                      --------
Jay S. Wintrob                            Chief Executive Officer
                                          President and Director
Jana W. Greer                             Director and Senior Vice President
James R. Belardi                          Director and Senior Vice President
N. Scott Gillis                           Director and Senior Vice President

NAME                                      POSITION
----                                      --------
Edwin R. Raquel                           Senior Vice President and
                                          Chief Actuary
Marc H. Gamsin                            Director and Senior Vice President
J. Franklin Grey                          Vice President
Edward P. Nolan*                          Vice President
Gregory M. Outcalt                        Senior Vice President
Maurice S. Hebert                         Vice President and Controller
Scott H. Richland                         Vice President
P. Daniel Demko, Jr.                      Vice President
Stuart R. Polakov                         Vice President
Lawrence M. Goldman                       Vice President and Assistant Secretary
Christine A. Nixon                        Vice President and Secretary
Virginia N. Puzon                         Assistant Secretary
Ron H. Tani                               Vice President
Mark A. Zaeske                            Treasurer
------------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

    The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with Anchor National Life Insurance Company, the Depositor of Registrant, see Exhibit 14, which is presented herein. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 2, 2001.


Item 27.  Number Of Contract Owners


        As of August 1, 2001, the number of contracts funded by Variable Annuity Account Seven (Portion Related to the Polaris(II) A-Class Variable Annuity) of Anchor National was 2,975, of which 893 were Qualified contracts and 2,082 were nonqualified contracts.


Item 28.  Indemnification

        None.

Item 29.  Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four and Variable Annuity Account Five. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                       President, General Counsel
                                       and Assistant Secretary
        Peter A. Harbeck            Director
        Debbie Potash-Turner        Controller
        James Nichols               Vice President
        Christine A. Nixon          Secretary
        Lawrence M. Goldman         Assistant Secretary
        Virginia N. Puzon           Assistant Secretary

               Net Distribution   Compensation on
Name of        Discounts and      Redemption or     Brokerage
Distributor    Commissions        Annuitization     Commissions    Commissions*
-----------    ----------------   ---------------   -----------    ------------
SunAmerica          None               None              None           None
Capital
Services, Inc.
--------------------
*Distribution fee is paid by Anchor National Life Insurance Company.

Item 30.  Location of Accounts and Records

         Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

      A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 concerning the redeemability of Section 403(b) annuity Contracts (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     B. REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 27th day of August, 2001.




                         VARIABLE ANNUITY ACCOUNT SEVEN
                    (Portion Relating to Polaris II A-Class
                               Variable Annuity)
                                  (Registrant)



                     By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)

                     By:     /s/ Jay S. Wintrob
                         --------------------------
                                 Jay S. Wintrob
                                   President


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)

                      By:     /s/ Jay S. Wintrob
                         --------------------------
                                 Jay S. Wintrob
                                   President

        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                              TITLE                          DATE
---------                              -----                          ----

Marc H. Gamsin*                  Senior Vice President            August 27, 2001
-------------------------            and Director
Marc H. Gamsin

N. Scott Gillis*                 Senior Vice President            August 27, 2001
-------------------------           and Director
N. Scott Gillis

James R. Belardi*                Senior Vice President            August 27, 2001
-------------------------            and Director
James R. Belardi

Jana W. Greer*                   Senior Vice President            August 27, 2001
-------------------------             and Director
Jana W. Greer

Jay S. Wintrob*                 Chief Executive Officer,          August 27, 2001
-------------------------        President and Director
Jay S. Wintrob                (Principal Executive Officer)

Maurice S. Hebert*               Senior Vice President            August 27, 2001
-------------------------           and Controller
Maurice S. Hebert             (Principal Accounting Officer)


*/s/ Christine A. Nixon           Attorney-in-Fact
-------------------------
Christine A. Nixon




Date: August 27, 2001